UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Communication Services Select Sector SPDR® ETF

XLC

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Communication Services Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Communication Services Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$23,991,561,815
  Number of Portfolio Holdings26
  Portfolio Turnover Rate23%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Entertainment	30.5%
Interactive Media & Services	27.1%
Media	24.4%
Diversified Telecommunication Services	13.1%
Wireless Telecommunication Services	4.3%

Top Ten Holdings

Table Summary
Holdings	%
Meta Platforms, Inc., Class A	13.2%
Alphabet, Inc., Class A	7.7%
Alphabet, Inc., Class C	6.2%
Netflix, Inc.	4.5%
Live Nation Entertainment, Inc.	4.5%
Take-Two Interactive Software, Inc.	4.5%
Walt Disney Co.	4.5%
Warner Bros Discovery, Inc.	4.4%
AT&T, Inc.	4.4%
Electronic Arts, Inc.	4.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLC

State Street® Consumer Discretionary Select Sector SPDR® ETF

XLY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Consumer Discretionary Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Discretionary Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$21,211,492,061
  Number of Portfolio Holdings50
  Portfolio Turnover Rate3%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Broadline Retail	24.5%
Hotels, Restaurants & Leisure	23.8%
Specialty Retail	21.9%
Automobiles	21.8%
Textiles, Apparel & Luxury Goods	3.4%
Household Durables	3.3%
Distributors	0.5%
Auto Components	0.4%
Leisure Products	0.3%

Top Ten Holdings

Table Summary
Holdings	%
Amazon.com, Inc.	23.5%
Tesla, Inc.	19.0%
Home Depot, Inc.	5.9%
McDonald's Corp.	4.5%
TJX Cos., Inc.	4.4%
Booking Holdings, Inc.	3.4%
Lowe's Cos., Inc.	3.3%
Starbucks Corp.	2.5%
O'Reilly Automotive, Inc.	1.9%
Marriott International, Inc., Class A	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLY

State Street® Consumer Staples Select Sector SPDR® ETF

XLP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Consumer Staples Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Consumer Staples Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$15,468,331,945
  Number of Portfolio Holdings38
  Portfolio Turnover Rate4%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Consumer Staples Distribution & Retail	33.5%
Beverages	19.2%
Food Products	17.1%
Household Products	16.2%
Tobacco	10.2%
Personal Products	3.4%

Top Ten Holdings

Table Summary
Holdings	%
Walmart, Inc.	11.9%
Costco Wholesale Corp.	9.6%
Procter & Gamble Co.	7.3%
Coca-Cola Co.	6.4%
Philip Morris International, Inc.	5.6%
Mondelez International, Inc., Class A	4.8%
PepsiCo, Inc.	4.6%
Altria Group, Inc.	4.6%
Colgate-Palmolive Co.	4.4%
Target Corp.	3.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLP

State Street® Energy Select Sector SPDR® ETF

XLE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Energy Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Energy Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$43,756,309,363
  Number of Portfolio Holdings25
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Oil, Gas & Consumable Fuels	90.9%
Energy Equipment & Services	9.0%

Top Ten Holdings

Table Summary
Holdings	%
Exxon Mobil Corp.	23.8%
Chevron Corp.	17.3%
ConocoPhillips	7.2%
EOG Resources, Inc.	4.2%
SLB Ltd.	4.1%
Williams Cos., Inc.	4.1%
Valero Energy Corp.	4.0%
Phillips 66 Co.	3.9%
Marathon Petroleum Corp.	3.8%
Kinder Morgan, Inc.	3.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLE

State Street® Financial Select Sector SPDR® ETF

XLF

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Financial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Financial Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$48,220,501,712
  Number of Portfolio Holdings79
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Financial Services	28.7%
Banks	27.7%
Capital Markets	25.5%
Insurance	13.7%
Consumer Finance	4.2%

Top Ten Holdings

Table Summary
Holdings	%
Berkshire Hathaway, Inc., Class B	12.5%
JPMorgan Chase & Co.	11.2%
Visa, Inc., Class A	7.2%
Mastercard, Inc., Class A	5.8%
Bank of America Corp.	4.6%
Goldman Sachs Group, Inc.	3.6%
Wells Fargo & Co.	3.5%
Citigroup, Inc.	2.8%
Morgan Stanley	2.8%
American Express Co.	2.3%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLF

State Street® Health Care Select Sector SPDR® ETF

XLV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Health Care Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Health Care Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$38,772,392,385
  Number of Portfolio Holdings62
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Pharmaceuticals	37.0%
Health Care Equipment & Supplies	18.9%
Biotechnology	18.8%
Health Care Providers & Services	16.3%
Life Sciences Tools & Services	8.8%

Top Ten Holdings

Table Summary
Holdings	%
Eli Lilly & Co.	13.7%
Johnson & Johnson	11.1%
AbbVie, Inc.	7.2%
Merck & Co., Inc.	5.6%
UnitedHealth Group, Inc.	4.6%
Amgen, Inc.	3.6%
Thermo Fisher Scientific, Inc.	3.5%
Abbott Laboratories	3.4%
Gilead Sciences, Inc.	3.3%
Intuitive Surgical, Inc.	3.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLV

State Street® Industrial Select Sector SPDR® ETF

XLI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Industrial Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Industrial Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$28,067,973,002
  Number of Portfolio Holdings82
  Portfolio Turnover Rate4%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Aerospace & Defense	25.7%
Machinery	20.5%
Electrical Equipment	13.3%
Ground Transportation	9.6%
Building Products	5.4%
Commercial Services & Supplies	5.0%
Industrial Conglomerates	4.4%
Professional Services	4.2%
Air Freight & Logistics	3.7%
Construction & Engineering	3.3%

Top Ten Holdings

Table Summary
Holdings	%
Caterpillar, Inc.	6.5%
General Electric Co.	5.9%
RTX Corp.	5.1%
GE Vernova, Inc.	4.7%
Boeing Co.	3.1%
Uber Technologies, Inc.	2.9%
Union Pacific Corp.	2.9%
Honeywell International, Inc.	2.8%
Deere & Co.	2.8%
Eaton Corp. PLC	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLI

State Street® Materials Select Sector SPDR® ETF

XLB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Materials Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Materials Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$6,590,163,357
  Number of Portfolio Holdings29
  Portfolio Turnover Rate13%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Chemicals	53.0%
Metals & Mining	20.1%
Construction Materials	13.4%
Containers & Packaging	13.3%

Top Ten Holdings

Table Summary
Holdings	%
Linde PLC	14.4%
Newmont Corp.	7.4%
Freeport-McMoRan, Inc.	5.3%
Corteva, Inc.	4.8%
Air Products & Chemicals, Inc.	4.7%
Sherwin-Williams Co.	4.6%
CRH PLC	4.5%
Vulcan Materials Co.	4.5%
Martin Marietta Materials, Inc.	4.4%
Nucor Corp.	4.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLB

State Street® Real Estate Select Sector SPDR® ETF

XLRE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Real Estate Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Real Estate Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$7,398,414,552
  Number of Portfolio Holdings33
  Portfolio Turnover Rate5%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Specialized REITs	39.9%
Health Care REITs	16.7%
Retail REITs	13.0%
Residential REITs	12.2%
Industrial REITs	9.1%
Real Estate Management & Development	6.4%
Hotel & Resort REITs	1.4%
Office REITs	0.8%

Top Ten Holdings

Table Summary
Holdings	%
Welltower, Inc. REIT	10.2%
Prologis, Inc. REIT	9.1%
Equinix, Inc. REIT	7.1%
American Tower Corp. REIT	6.0%
Digital Realty Trust, Inc. REIT	4.6%
Simon Property Group, Inc. REIT	4.6%
CBRE Group, Inc., Class A	4.5%
Ventas, Inc. REIT	4.4%
Realty Income Corp. REIT	4.4%
Public Storage REIT	4.2%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLRE

State Street® Technology Select Sector SPDR® ETF

XLK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Technology Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Technology Select Sector SPDR® ETF	$3	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$84,237,865,957
  Number of Portfolio Holdings76
  Portfolio Turnover Rate5%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	42.1%
Software	26.6%
Technology Hardware, Storage & Peripherals	17.2%
Communications Equipment	5.6%
Electronic Equipment, Instruments & Components	4.4%
IT Services	4.0%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	15.5%
Apple, Inc.	13.6%
Microsoft Corp.	10.1%
Broadcom, Inc.	5.4%
Micron Technology, Inc.	3.4%
Palantir Technologies, Inc., Class A	3.0%
Advanced Micro Devices, Inc.	3.0%
Cisco Systems, Inc.	2.7%
Applied Materials, Inc.	2.4%
Lam Research Corp.	2.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLK

State Street® Utilities Select Sector SPDR® ETF

XLU

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2026

This semi-annual shareholder report contains important information about the State Street® Utilities Select Sector SPDR® ETF (the "Fund") for the period of October 1, 2025 through March 31, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-732-8673.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Utilities Select Sector SPDR® ETF	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 3/31/2026

  Total Net Assets$24,249,195,820
  Number of Portfolio Holdings34
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2026? (as a percentage of total net assets)

Top Industries

Table Summary
Industries	%
Electric Utilities	65.7%
Multi-Utilities	26.0%
Independent Power and Renewable Electricity Producers	4.1%
Gas Utilities	2.1%
Water Utilities	1.9%

Top Ten Holdings

Table Summary
Holdings	%
NextEra Energy, Inc.	13.6%
Southern Co.	7.5%
Duke Energy Corp.	7.2%
Constellation Energy Corp.	6.1%
American Electric Power Co., Inc.	5.0%
Sempra	4.5%
Dominion Energy, Inc.	3.7%
Entergy Corp.	3.6%
Exelon Corp.	3.5%
Vistra Corp.	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLU

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
March 31, 2026
THE SELECT SECTOR SPDR TRUST
State Street Communication Services Select Sector SPDR ETF
State Street Consumer Discretionary Select Sector SPDR ETF
State Street Consumer Staples Select Sector SPDR ETF
State Street Energy Select Sector SPDR ETF
State Street Financial Select Sector SPDR ETF
State Street Health Care Select Sector SPDR ETF
State Street Industrial Select Sector SPDR ETF
State Street Materials Select Sector SPDR ETF
State Street Real Estate Select Sector SPDR ETF
State Street Technology Select Sector SPDR ETF
State Street Utilities Select Sector SPDR ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.statestreet.com/SectorETFs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.1%
AT&T, Inc.	36,420,932	$1,055,842,819
Comcast Corp. Class A	36,291,495	1,041,928,821
Verizon Communications, Inc.	20,846,236	1,046,481,047
		3,144,252,687
ENTERTAINMENT — 30.5%
Electronic Arts, Inc.	5,175,752	1,055,180,560
Live Nation Entertainment, Inc. (a) (b)	7,063,631	1,077,274,364
Netflix, Inc. (a)	11,265,755	1,083,202,343
Take-Two Interactive Software, Inc. (a)	5,432,921	1,073,001,897
TKO Group Holdings, Inc. (b) (c)	4,406,738	888,618,718
Walt Disney Co.	11,120,489	1,071,792,730
Warner Bros Discovery, Inc. (a)	38,710,434	1,062,988,518
		7,312,059,130
INTERACTIVE MEDIA & SERVICES — 27.1%
Alphabet, Inc. Class A	6,436,520	1,850,885,691
Alphabet, Inc. Class C	5,170,312	1,483,155,700
Meta Platforms, Inc. Class A	5,526,957	3,162,137,909
		6,496,179,300
MEDIA — 24.4%
Charter Communications, Inc. Class A (a) (b)	4,756,920	1,026,923,890
EchoStar Corp. Class A (a) (b) (c)	8,948,095	1,047,553,482
Fox Corp. Class A	10,827,138	632,304,859
Fox Corp. Class B	7,637,068	405,528,311
News Corp. Class A (c)	24,609,732	613,520,619
News Corp. Class B (b)	8,122,949	231,585,276
Omnicom Group, Inc.	13,943,888	1,050,114,205
Paramount Skydance Corp. Class B	20,658,377	186,338,560
Trade Desk, Inc. Class A (a) (c)	29,268,916	664,111,704
		5,857,980,906
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.3%
T-Mobile U.S., Inc.	4,900,973	$1,029,351,359
TOTAL COMMON STOCKS (Cost $22,499,496,527)		23,839,823,382
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	41,489,055	41,489,055
State Street Navigator Securities Lending Portfolio II (f) (g)	176,239,588	176,239,588
TOTAL SHORT-TERM INVESTMENTS (Cost $217,728,643)		217,728,643
TOTAL INVESTMENTS — 100.3% (Cost $22,717,225,170)		24,057,552,025
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(65,990,210)
NET ASSETS — 100.0%		$23,991,561,815

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these investments during the period ended March 31,
2026 are shown in the Affiliate Table below.

(d)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P Communication Services Select Sector Index (long)	369	06/18/2026	$55,973,905	$53,878,612	$(2,095,293)
During the period ended March 31, 2026, the average notional value related to futures contracts was $47,215,843.
See accompanying notes to financial statements.

STATE STREET COMMUNICATION SERVICES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$23,839,823,382	$—	$—	$23,839,823,382
Short-Term Investments	217,728,643	—	—	217,728,643
TOTAL INVESTMENTS	$24,057,552,025	$—	$—	$24,057,552,025
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,095,293)	$—	$—	$(2,095,293)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,095,293)	$—	$—	$(2,095,293)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
EchoStar Corp.	—	$—	$1,025,431,118	$9,897,045	$211,601	$31,807,808	8,948,095	$1,047,553,482	$—
News Corp.	17,366,229	533,316,893	395,831,792	219,898,017	(26,324,311)	(69,405,738)	24,609,732	613,520,619	1,260,601
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,039,952	8,039,952	376,085,736	342,636,633	—	—	41,489,055	41,489,055	790,604
State Street Navigator Securities Lending Portfolio II	421,406,591	421,406,591	3,811,898,714	4,057,065,717	—	—	176,239,588	176,239,588	524,499
TKO Group Holdings, Inc.	3,182,905	642,819,494	572,266,249	336,169,595	84,608,246	(74,905,676)	4,406,738	888,618,718	4,168,088
Trade Desk, Inc.	20,559,686	1,007,630,211	480,902,946	365,696,560	(157,028,539)	(301,696,354)	29,268,916	664,111,704	—
Total		$2,613,213,141	$6,662,416,555	$5,331,363,567	$(98,533,003)	$(414,199,960)		$3,431,533,166	$6,743,792
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	1,123,119	$77,989,383
AUTOMOBILES — 21.8%
Ford Motor Co.	20,692,116	238,787,019
General Motors Co.	4,773,319	355,612,265
Tesla, Inc. (a)	10,825,731	4,024,465,499
		4,618,864,783
BROADLINE RETAIL — 24.5%
Amazon.com, Inc. (a)	23,968,913	4,992,005,511
eBay, Inc.	2,386,766	217,243,441
		5,209,248,952
DISTRIBUTORS — 0.5%
Genuine Parts Co.	734,380	77,660,685
Pool Corp. (b)	173,017	35,006,530
		112,667,215
HOTELS, RESTAURANTS & LEISURE — 23.8%
Airbnb, Inc. Class A (a)	2,236,653	282,444,541
Booking Holdings, Inc.	170,193	716,566,992
Carnival Corp.	6,073,399	157,179,566
Chipotle Mexican Grill, Inc. (a)	6,877,448	220,147,111
Darden Restaurants, Inc. (b)	607,875	119,167,815
Domino's Pizza, Inc.	164,104	58,878,874
DoorDash, Inc. Class A (a)	1,973,947	296,388,142
Expedia Group, Inc.	617,874	142,660,928
Hilton Worldwide Holdings, Inc.	1,210,766	368,169,725
Las Vegas Sands Corp.	1,596,095	85,997,599
Marriott International, Inc. Class A	1,161,334	379,837,511
McDonald's Corp.	3,066,446	953,020,752
MGM Resorts International (a) (b)	1,012,890	37,487,059
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,403,395	44,943,487
Royal Caribbean Cruises Ltd. (b)	1,328,477	365,570,301
Starbucks Corp.	6,015,878	538,962,510
Wynn Resorts Ltd.	445,664	45,257,179
Yum! Brands, Inc.	1,466,138	227,955,136
		5,040,635,228
HOUSEHOLD DURABLES — 3.3%
DR Horton, Inc.	1,422,687	195,221,110
Garmin Ltd.	863,281	200,289,825
Lennar Corp. Class A	1,139,099	98,919,357
NVR, Inc. (a)	14,738	97,120,914
PulteGroup, Inc.	1,014,339	119,296,410
		710,847,616
LEISURE PRODUCTS — 0.3%
Hasbro, Inc.	703,817	65,877,271
Security Description	Shares	Value
SPECIALTY RETAIL — 21.9%
AutoZone, Inc. (a)	87,514	$295,603,039
Best Buy Co., Inc.	1,028,709	66,043,118
Carvana Co. (a) (b)	746,781	234,773,011
Home Depot, Inc.	3,831,999	1,260,306,151
Lowe's Cos., Inc.	2,961,976	699,855,689
O'Reilly Automotive, Inc. (a)	4,445,593	410,372,690
Ross Stores, Inc.	1,707,921	369,986,926
TJX Cos., Inc.	5,863,573	936,412,608
Tractor Supply Co.	2,789,587	126,368,291
Ulta Beauty, Inc. (a)	234,207	122,422,341
Williams-Sonoma, Inc.	630,235	114,910,748
		4,637,054,612
TEXTILES, APPAREL & LUXURY GOODS — 3.4%
Deckers Outdoor Corp. (a)	749,359	75,003,342
Lululemon Athletica, Inc. (a)	563,537	86,277,515
NIKE, Inc. Class B	6,291,561	332,320,252
Ralph Lauren Corp.	204,114	70,213,175
Tapestry, Inc.	1,069,126	150,864,370
		714,678,654
TOTAL COMMON STOCKS (Cost $22,034,872,919)		21,187,863,714
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $16,640,196)	16,640,196	16,640,196
TOTAL INVESTMENTS — 100.0% (Cost $22,051,513,115)		21,204,503,910
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		6,988,151
NET ASSETS — 100.0%		$21,211,492,061

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.

*	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.

STATE STREET CONSUMER DISCRETIONARY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	100	06/18/2026	$22,865,330	$22,189,000	$(676,330)
During the period ended March 31, 2026, the average notional value related to futures contracts was $22,004,304.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,187,863,714	$—	$—	$21,187,863,714
Short-Term Investment	16,640,196	—	—	16,640,196
TOTAL INVESTMENTS	$21,204,503,910	$—	$—	$21,204,503,910
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(676,330)	$—	$—	$(676,330)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(676,330)	$—	$—	$(676,330)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,811,377	$17,811,377	$163,970,934	$165,142,115	$—	$—	16,640,196	$16,640,196	$340,421
State Street Navigator Securities Lending Portfolio II	525,683	525,683	415,062,130	415,587,813	—	—	—	—	146,996
Total		$18,337,060	$579,033,064	$580,729,928	$—	$—		$16,640,196	$487,417
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 19.2%
Brown-Forman Corp. Class B (a)	1,787,707	$47,266,973
Coca-Cola Co.	13,045,885	992,139,554
Constellation Brands, Inc. Class A	1,469,397	220,409,550
Keurig Dr. Pepper, Inc.	14,214,416	374,265,574
Molson Coors Beverage Co. Class B (a)	1,771,383	76,275,752
Monster Beverage Corp. (b)	7,462,246	540,714,345
PepsiCo, Inc.	4,605,292	715,155,795
		2,966,227,543
CONSUMER STAPLES DISTRIBUTION & RETAIL — 33.5%
Costco Wholesale Corp.	1,495,735	1,490,395,226
Dollar General Corp.	2,303,035	273,439,346
Dollar Tree, Inc. (b)	1,934,899	211,890,790
Kroger Co.	6,091,593	440,787,669
Sysco Corp.	5,010,901	357,427,568
Target Corp.	4,737,562	574,192,514
Walmart, Inc.	14,771,691	1,835,825,758
		5,183,958,871
FOOD PRODUCTS — 17.1%
Archer-Daniels-Midland Co.	5,028,048	365,488,809
Bunge Global SA	1,416,153	180,134,662
Campbell's Co. (a)	2,058,726	45,847,828
Conagra Brands, Inc.	5,005,019	78,678,899
General Mills, Inc. (a)	5,582,697	207,787,982
Hershey Co.	1,550,276	322,286,878
Hormel Foods Corp.	3,050,464	69,093,010
J.M. Smucker Co.	1,116,304	107,656,358
Kraft Heinz Co. (a)	8,917,301	200,550,099
McCormick & Co., Inc.	2,653,200	133,827,408
Mondelez International, Inc. Class A	12,887,366	742,827,776
Tyson Foods, Inc. Class A	2,951,206	189,083,768
		2,643,263,477
HOUSEHOLD PRODUCTS — 16.2%
Church & Dwight Co., Inc.	2,476,454	231,102,687
Clorox Co.	1,265,064	131,098,583
Colgate-Palmolive Co.	7,961,661	678,572,367
Kimberly-Clark Corp. (a)	3,472,794	335,020,437
Security Description	Shares	Value
Procter & Gamble Co.	7,831,346	$1,131,159,616
		2,506,953,690
PERSONAL CARE PRODUCTS — 3.4%
Estee Lauder Cos., Inc. Class A	2,586,582	185,638,990
Kenvue, Inc.	20,046,617	345,603,677
		531,242,667
TOBACCO — 10.2%
Altria Group, Inc.	10,754,365	709,680,546
Philip Morris International, Inc.	5,245,650	867,315,771
		1,576,996,317
TOTAL COMMON STOCKS (Cost $18,055,030,130)		15,408,642,565
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	22,445,185	22,445,185
State Street Navigator Securities Lending Portfolio II (e) (f)	49,011,264	49,011,264
TOTAL SHORT-TERM INVESTMENTS (Cost $71,456,449)		71,456,449
TOTAL INVESTMENTS — 100.1% (Cost $18,126,486,579)		15,480,099,014
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(11,767,069)
NET ASSETS — 100.0%		$15,468,331,945

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	741	06/18/2026	$62,549,354	$61,651,200	$(898,154)
During the period ended March 31, 2026, the average notional value related to futures contracts was $51,405,974.
See accompanying notes to financial statements.

STATE STREET CONSUMER STAPLES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,408,642,565	$—	$—	$15,408,642,565
Short-Term Investments	71,456,449	—	—	71,456,449
TOTAL INVESTMENTS	$15,480,099,014	$—	$—	$15,480,099,014
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(898,154)	$—	$—	$(898,154)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(898,154)	$—	$—	$(898,154)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,628,189	$33,628,189	$517,845,580	$529,028,584	$—	$—	22,445,185	$22,445,185	$571,574
State Street Navigator Securities Lending Portfolio II	112,045,716	112,045,716	2,295,559,058	2,358,593,510	—	—	49,011,264	49,011,264	154,390
Total		$145,673,905	$2,813,404,638	$2,887,622,094	$—	$—		$71,456,449	$725,964
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 9.0%
Baker Hughes Co.	22,895,976	$1,397,799,335
Halliburton Co.	19,404,729	756,590,384
SLB Ltd. (a)	34,644,504	1,780,381,060
		3,934,770,779
OIL, GAS & CONSUMABLE FUELS — 90.9%
APA Corp. (a)	8,217,100	348,733,724
Chevron Corp.	36,633,968	7,579,567,979
ConocoPhillips	23,943,684	3,160,566,288
Coterra Energy, Inc.	17,576,644	617,643,270
Devon Energy Corp.	14,370,508	723,123,963
Diamondback Energy, Inc. (a)	4,495,445	889,154,067
EOG Resources, Inc.	12,571,148	1,817,410,866
EQT Corp.	14,458,720	920,152,941
Expand Energy Corp.	5,518,091	605,776,030
Exxon Mobil Corp.	61,301,435	10,400,401,462
Kinder Morgan, Inc.	45,358,895	1,520,883,749
Marathon Petroleum Corp.	6,834,604	1,668,873,605
Occidental Petroleum Corp.	16,662,867	1,083,086,355
ONEOK, Inc.	14,578,341	1,317,736,243
Phillips 66 Co.	9,335,060	1,700,661,231
Targa Resources Corp.	4,973,398	1,246,980,080
Texas Pacific Land Corp. (a)	1,341,621	636,679,662
Valero Energy Corp.	7,066,615	1,746,019,234
Williams Cos., Inc.	24,435,609	1,778,423,623
		39,761,874,372
TOTAL COMMON STOCKS (Cost $35,234,686,249)		43,696,645,151
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	46,779,004	$46,779,004
State Street Navigator Securities Lending Portfolio II (d) (e)	285,997	285,997
TOTAL SHORT-TERM INVESTMENTS (Cost $47,065,001)		47,065,001
TOTAL INVESTMENTS — 100.0% (Cost $35,281,751,250)		43,743,710,152
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		12,599,211
NET ASSETS — 100.0%		$43,756,309,363

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	484	06/18/2026	$58,669,996	$62,594,123	$3,924,127
During the period ended March 31, 2026, the average notional value related to futures contracts was $93,437,803.
See accompanying notes to financial statements.

STATE STREET ENERGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$43,696,645,151	$—	$—	$43,696,645,151
Short-Term Investments	47,065,001	—	—	47,065,001
TOTAL INVESTMENTS	$43,743,710,152	$—	$—	$43,743,710,152
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,924,127	$—	$—	$3,924,127
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,924,127	$—	$—	$3,924,127
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,465,791	$35,465,791	$717,809,462	$706,496,249	$—	$—	46,779,004	$46,779,004	$1,022,809
State Street Navigator Securities Lending Portfolio II	98,112,218	98,112,218	947,562,020	1,045,388,241	—	—	285,997	285,997	42,129
Total		$133,578,009	$1,665,371,482	$1,751,884,490	$—	$—		$47,065,001	$1,064,938
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 27.7%
Bank of America Corp.	45,358,239	$2,211,214,151
Citigroup, Inc.	11,945,581	1,354,748,341
Citizens Financial Group, Inc.	2,905,068	174,216,928
Fifth Third Bancorp	6,152,763	285,857,369
Huntington Bancshares, Inc.	13,875,333	217,148,961
JPMorgan Chase & Co.	18,430,429	5,421,494,995
KeyCorp	6,405,590	128,432,079
M&T Bank Corp.	1,037,740	214,521,613
PNC Financial Services Group, Inc.	2,761,176	574,573,114
Regions Financial Corp.	5,933,307	154,977,979
Truist Financial Corp.	8,630,113	396,726,295
U.S. Bancorp	10,625,718	552,643,593
Wells Fargo & Co.	21,140,092	1,682,962,724
		13,369,518,142
CAPITAL MARKETS — 25.5%
Ameriprise Financial, Inc.	624,138	277,366,927
ARES Management Corp. Class A (a)	1,408,050	153,618,255
Bank of New York Mellon Corp.	4,704,394	558,082,260
Blackrock, Inc.	986,495	948,722,106
Blackstone, Inc.	5,117,441	588,454,541
Cboe Global Markets, Inc.	715,474	201,098,277
Charles Schwab Corp.	11,417,974	1,073,061,196
CME Group, Inc.	2,464,773	727,970,706
Coinbase Global, Inc. Class A (a) (b)	1,524,501	266,193,120
FactSet Research Systems, Inc.	253,619	55,032,787
Franklin Resources, Inc. (a)	2,098,739	49,572,215
Goldman Sachs Group, Inc.	2,050,108	1,734,370,867
Interactive Brokers Group, Inc. Class A	3,044,293	204,180,731
Intercontinental Exchange, Inc.	3,881,999	610,560,803
Invesco Ltd.	3,035,264	73,726,563
KKR & Co., Inc.	4,692,299	434,037,657
Moody's Corp.	1,048,852	457,561,685
Morgan Stanley	8,224,045	1,353,431,086
MSCI, Inc.	502,357	270,775,447
Nasdaq, Inc.	3,069,563	260,575,203
Northern Trust Corp.	1,273,529	177,746,443
Raymond James Financial, Inc. (a)	1,199,254	173,639,987
Robinhood Markets, Inc. Class A (b)	5,402,351	374,382,924
S&P Global, Inc.	2,091,586	889,635,189
State Street Corp. (c)	1,907,797	241,450,788
T. Rowe Price Group, Inc.	1,494,417	134,706,748
		12,289,954,511
CONSUMER FINANCE — 4.2%
American Express Co.	3,661,012	1,107,382,910
Capital One Financial Corp.	4,273,003	779,523,937
Synchrony Financial	2,376,180	161,627,764
		2,048,534,611
Security Description	Shares	Value
FINANCIAL SERVICES — 28.7%
Apollo Global Management, Inc. (a)	3,174,086	$353,656,662
Berkshire Hathaway, Inc. Class B (b)	12,535,033	6,006,787,814
Block, Inc. (b)	3,743,717	225,296,889
Corpay, Inc. (b)	478,200	139,151,418
Fidelity National Information Services, Inc.	3,540,127	166,067,358
Fiserv, Inc. (b)	3,676,710	205,160,418
Global Payments, Inc.	1,626,554	109,467,084
Jack Henry & Associates, Inc.	493,296	77,960,500
Mastercard, Inc. Class A	5,567,249	2,781,731,635
PayPal Holdings, Inc.	6,293,621	284,660,478
Visa, Inc. Class A	11,491,418	3,473,166,176
		13,823,106,432
INSURANCE — 13.7%
Aflac, Inc.	3,191,115	350,097,228
Allstate Corp.	1,777,150	368,474,281
American International Group, Inc.	3,667,793	276,001,423
Aon PLC Class A	1,466,101	473,228,081
Arch Capital Group Ltd. (b)	2,443,398	234,541,774
Arthur J Gallagher & Co.	1,756,527	380,428,618
Assurant, Inc.	342,444	74,587,728
Brown & Brown, Inc. (a)	2,001,462	130,515,337
Chubb Ltd.	2,486,574	810,449,064
Cincinnati Financial Corp.	1,066,677	167,841,626
Erie Indemnity Co. Class A (a)	173,491	43,600,023
Everest Group Ltd.	278,156	90,915,288
Globe Life, Inc.	544,205	75,737,010
Hartford Insurance Group, Inc.	1,906,673	257,839,390
Loews Corp.	1,154,847	123,268,369
Marsh & McLennan Cos., Inc.	3,309,394	574,014,389
MetLife, Inc.	3,762,767	266,102,882
Principal Financial Group, Inc.	1,352,143	121,841,606
Progressive Corp.	4,006,144	794,177,986
Prudential Financial, Inc.	2,378,773	232,382,334
Travelers Cos., Inc.	1,478,260	431,178,877
W.R. Berkley Corp. (a)	2,036,572	134,983,992
Willis Towers Watson PLC	649,723	188,874,476
		6,601,081,782
TOTAL COMMON STOCKS (Cost $53,003,538,643)		48,132,195,478
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (d) (e)	68,782,941	68,782,941
See accompanying notes to financial statements.

STATE STREET FINANCIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	55,723,640	$55,723,640
TOTAL SHORT-TERM INVESTMENTS (Cost $124,506,581)		124,506,581
TOTAL INVESTMENTS — 100.1% (Cost $53,128,045,224)		48,256,702,059
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(36,200,347)
NET ASSETS — 100.0%		$48,220,501,712

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at March 31, 2026.
(f)	Investment of cash collateral for securities loaned.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	375	06/18/2026	$56,691,863	$57,468,750	$776,887
During the period ended March 31, 2026, the average notional value related to futures contracts was $55,192,143.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$48,132,195,478	$—	$—	$48,132,195,478
Short-Term Investments	124,506,581	—	—	124,506,581
TOTAL INVESTMENTS	$48,256,702,059	$—	$—	$48,256,702,059
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$776,887	$—	$—	$776,887
TOTAL OTHER FINANCIAL INSTRUMENTS:	$776,887	$—	$—	$776,887
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Corp.	1,985,828	$230,375,906	$131,736,948	$140,950,317	$28,861,657	$(8,573,406)	1,907,797	$241,450,788	$3,257,494
State Street Institutional U.S. Government Money Market Fund, Class G Shares	53,803,360	53,803,360	827,703,386	812,723,805	—	—	68,782,941	68,782,941	885,655
State Street Navigator Securities Lending Portfolio II	57,778,429	57,778,429	952,783,928	954,838,717	—	—	55,723,640	55,723,640	23,142
Total		$341,957,695	$1,912,224,262	$1,908,512,839	$28,861,657	$(8,573,406)		$365,957,369	$4,166,291
See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 18.8%
AbbVie, Inc.	12,917,805	$2,809,493,409
Amgen, Inc.	3,935,758	1,384,796,452
Biogen, Inc. (a)	1,072,621	196,643,608
Gilead Sciences, Inc.	9,068,087	1,263,819,285
Incyte Corp. (a)	1,221,846	115,000,146
Moderna, Inc. (a) (b)	2,541,716	129,119,173
Regeneron Pharmaceuticals, Inc.	736,761	569,251,019
Vertex Pharmaceuticals, Inc. (a)	1,856,458	828,982,755
		7,297,105,847
HEALTH CARE EQUIPMENT & SUPPLIES — 18.9%
Abbott Laboratories	12,709,406	1,304,874,714
Align Technology, Inc. (a)	487,711	83,608,297
Baxter International, Inc. (b)	3,760,421	63,175,073
Becton Dickinson & Co.	2,081,163	327,221,258
Boston Scientific Corp. (a)	10,839,355	680,169,526
Cooper Cos., Inc. (a)	1,432,390	102,415,885
Dexcom, Inc. (a)	2,812,955	176,653,574
Edwards Lifesciences Corp. (a)	4,241,382	339,649,871
GE HealthCare Technologies, Inc.	3,331,043	237,103,641
Hologic, Inc. (a)	1,626,749	122,965,957
IDEXX Laboratories, Inc. (a)	583,626	327,933,613
Insulet Corp. (a)	514,189	107,897,420
Intuitive Surgical, Inc. (a)	2,595,644	1,196,565,928
Medtronic PLC	9,370,186	811,926,617
ResMed, Inc. (b)	1,064,774	239,020,467
Solventum Corp. (a)	1,077,607	70,367,737
STERIS PLC	716,855	158,518,146
Stryker Corp.	2,517,354	827,177,351
Zimmer Biomet Holdings, Inc. (b)	1,448,477	130,971,290
		7,308,216,365
HEALTH CARE PROVIDERS & SERVICES — 16.3%
Cardinal Health, Inc.	1,719,935	363,439,465
Cencora, Inc.	1,421,799	446,643,938
Centene Corp. (a)	3,414,579	111,793,316
Cigna Group	1,925,633	513,662,603
CVS Health Corp.	9,298,534	667,820,712
DaVita, Inc. (a) (b)	244,124	37,519,418
Elevance Health, Inc.	1,613,149	472,249,370
HCA Healthcare, Inc.	1,144,124	541,445,242
Henry Schein, Inc. (a) (b)	731,325	53,898,652
Humana, Inc.	881,427	152,830,627
Labcorp Holdings, Inc.	605,914	161,663,914
McKesson Corp.	895,249	774,712,675
Quest Diagnostics, Inc.	804,017	157,571,252
UnitedHealth Group, Inc.	6,620,777	1,791,516,048
Universal Health Services, Inc. Class B	403,701	72,250,368
		6,319,017,600
LIFE SCIENCES TOOLS & SERVICES — 8.8%
Agilent Technologies, Inc.	2,067,234	235,623,331
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,143,571	$59,763,020
Charles River Laboratories International, Inc. (a)	359,662	62,041,695
Danaher Corp.	4,598,351	871,847,350
IQVIA Holdings, Inc. (a)	1,239,576	211,397,291
Mettler-Toledo International, Inc. (a)	148,548	187,348,738
Revvity, Inc. (b)	828,675	72,600,217
Thermo Fisher Scientific, Inc.	2,746,033	1,349,757,600
Waters Corp. (a)	716,828	213,471,378
West Pharmaceutical Services, Inc.	525,823	131,792,277
		3,395,642,897
PHARMACEUTICALS — 37.0%
Bristol-Myers Squibb Co.	14,884,562	902,748,685
Eli Lilly & Co.	5,791,771	5,327,097,213
Johnson & Johnson	17,613,907	4,305,543,427
Merck & Co., Inc.	18,141,047	2,182,186,543
Pfizer, Inc.	41,556,698	1,166,912,080
Viatris, Inc.	8,418,282	113,730,990
Zoetis, Inc.	3,085,365	364,720,997
		14,362,939,935
TOTAL COMMON STOCKS (Cost $44,375,318,947)		38,682,922,644
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	58,156,967	58,156,967
State Street Navigator Securities Lending Portfolio II (e) (f)	153,893,837	153,893,837
TOTAL SHORT-TERM INVESTMENTS (Cost $212,050,804)		212,050,804
TOTAL INVESTMENTS — 100.3% (Cost $44,587,369,751)		38,894,973,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(122,581,063)
NET ASSETS — 100.0%		$38,772,392,385

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

STATE STREET HEALTH CARE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Health Care Select Sector Index (long)	575	06/18/2026	$87,447,322	$85,698,000	$(1,749,322)
During the period ended March 31, 2026, the average notional value related to futures contracts was $73,347,536.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,682,922,644	$—	$—	$38,682,922,644
Short-Term Investments	212,050,804	—	—	212,050,804
TOTAL INVESTMENTS	$38,894,973,448	$—	$—	$38,894,973,448
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,749,322)	$—	$—	$(1,749,322)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,749,322)	$—	$—	$(1,749,322)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	25,290,125	$25,290,125	$620,610,253	$587,743,411	$—	$—	58,156,967	$58,156,967	$1,048,310
State Street Navigator Securities Lending Portfolio II	33,104,718	33,104,718	1,289,781,886	1,168,992,767	—	—	153,893,837	153,893,837	117,684
Total		$58,394,843	$1,910,392,139	$1,756,736,178	$—	$—		$212,050,804	$1,165,994
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 25.7%
Axon Enterprise, Inc. (a)	438,502	$186,227,414
Boeing Co. (a)	4,364,108	868,588,415
General Dynamics Corp.	1,410,215	484,013,992
General Electric Co.	5,828,058	1,653,828,019
Howmet Aerospace, Inc.	2,227,942	513,451,513
Huntington Ingalls Industries, Inc.	218,060	82,840,994
L3Harris Technologies, Inc.	1,037,902	358,231,875
Lockheed Martin Corp.	1,125,089	679,992,541
Northrop Grumman Corp.	741,312	505,752,699
RTX Corp.	7,458,865	1,438,815,059
Textron, Inc.	967,810	84,741,444
TransDigm Group, Inc.	313,839	363,726,847
		7,220,210,812
AIR FREIGHT & LOGISTICS — 3.7%
CH Robinson Worldwide, Inc. (b)	659,142	109,463,712
Expeditors International of Washington, Inc.	744,687	106,661,519
FedEx Corp.	1,202,037	428,141,538
United Parcel Service, Inc. Class B	4,106,468	403,994,322
		1,048,261,091
AIRLINES — 1.8%
Delta Air Lines, Inc.	3,609,614	239,967,139
Southwest Airlines Co.	2,730,135	102,571,172
United Airlines Holdings, Inc. (a)	1,797,280	165,475,569
		508,013,880
BUILDING PRODUCTS — 5.4%
A.O. Smith Corp. (b)	624,731	41,194,762
Allegion PLC	478,114	69,465,183
Builders FirstSource, Inc. (a)	614,456	50,588,163
Carrier Global Corp.	4,365,966	245,847,545
Johnson Controls International PLC	3,401,204	445,387,664
Lennox International, Inc. (b)	177,352	82,314,384
Masco Corp.	1,131,441	68,305,093
Trane Technologies PLC	1,229,893	512,545,609
		1,515,648,403
COMMERCIAL SERVICES & SUPPLIES — 5.0%
Cintas Corp.	1,888,844	319,479,074
Copart, Inc. (a)	4,948,736	164,298,035
Republic Services, Inc.	1,118,121	244,890,862
Rollins, Inc.	1,630,715	87,096,488
Veralto Corp.	1,379,697	121,992,809
Waste Management, Inc.	2,061,938	473,812,733
		1,411,570,001
CONSTRUCTION & ENGINEERING — 3.3%
Comfort Systems USA, Inc.	195,527	269,629,778
EMCOR Group, Inc.	248,751	183,655,351
Quanta Services, Inc. (b)	828,610	454,923,462
		908,208,591
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 13.3%
AMETEK, Inc.	1,279,216	$274,212,742
Eaton Corp. PLC	2,158,273	771,949,504
Emerson Electric Co.	3,122,956	409,169,695
GE Vernova, Inc.	1,497,703	1,307,344,949
Generac Holdings, Inc. (a)	326,103	63,697,699
Hubbell, Inc.	295,393	144,961,161
Rockwell Automation, Inc.	624,343	224,064,216
Vertiv Holdings Co. Class A	2,125,770	532,675,446
		3,728,075,412
GROUND TRANSPORTATION — 9.6%
CSX Corp.	10,333,249	424,179,872
JB Hunt Transport Services, Inc.	415,287	87,999,315
Norfolk Southern Corp.	1,247,917	358,152,179
Old Dominion Freight Line, Inc.	1,022,503	199,797,086
Uber Technologies, Inc. (a)	11,436,616	822,635,789
Union Pacific Corp.	3,297,399	800,014,945
		2,692,779,186
INDUSTRIAL CONGLOMERATES — 4.4%
3M Co.	2,926,842	425,065,264
Honeywell International, Inc.	3,527,898	797,410,785
		1,222,476,049
MACHINERY — 20.5%
Caterpillar, Inc.	2,585,501	1,831,724,038
Cummins, Inc.	767,775	413,078,306
Deere & Co.	1,400,853	789,100,495
Dover Corp.	749,402	156,212,847
Fortive Corp.	1,741,578	96,274,432
IDEX Corp.	415,897	78,833,276
Illinois Tool Works, Inc.	1,457,346	379,332,590
Ingersoll Rand, Inc. (b)	1,977,812	158,462,297
Nordson Corp.	294,052	78,235,475
Otis Worldwide Corp.	2,160,064	166,497,733
PACCAR, Inc.	2,919,532	337,205,946
Parker-Hannifin Corp.	701,336	627,864,041
Pentair PLC	909,322	79,211,039
Snap-on, Inc. (b)	288,475	104,779,890
Stanley Black & Decker, Inc. (b)	860,609	61,154,876
Westinghouse Air Brake Technologies Corp.	947,580	236,809,718
Xylem, Inc.	1,353,630	161,758,785
		5,756,535,784
PROFESSIONAL SERVICES — 4.2%
Automatic Data Processing, Inc.	2,237,422	454,599,402
Broadridge Financial Solutions, Inc.	648,748	105,408,575
Equifax, Inc.	669,053	120,476,374
Jacobs Solutions, Inc.	652,640	83,068,019
Leidos Holdings, Inc.	710,455	110,489,961
Paychex, Inc.	1,795,283	165,381,470
Verisk Analytics, Inc.	774,484	146,958,339
		1,186,382,140
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 2.9%
Fastenal Co. (b)	6,380,219	$296,042,162
United Rentals, Inc.	350,058	255,038,256
WW Grainger, Inc.	243,074	265,147,550
		816,227,968
TOTAL COMMON STOCKS (Cost $27,062,741,760)		28,014,389,317
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d) (Cost $35,164,767)	35,164,767	35,164,767
TOTAL INVESTMENTS — 99.9% (Cost $27,097,906,527)		28,049,554,084
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		18,418,918
NET ASSETS — 100.0%		$28,067,973,002

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	300	06/18/2026	$50,004,300	$49,301,010	$(703,290)
During the period ended March 31, 2026, the average notional value related to futures contracts was $27,943,357.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$28,014,389,317	$—	$—	$28,014,389,317
Short-Term Investment	35,164,767	—	—	35,164,767
TOTAL INVESTMENTS	$28,049,554,084	$—	$—	$28,049,554,084
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(703,290)	$—	$—	$(703,290)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(703,290)	$—	$—	$(703,290)
See accompanying notes to financial statements.

STATE STREET INDUSTRIAL SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,080,176	$16,080,176	$343,362,900	$324,278,309	$—	$—	35,164,767	$35,164,767	$283,985
State Street Navigator Securities Lending Portfolio II	31,150,393	31,150,393	2,057,621,059	2,088,771,452	—	—	—	—	92,906
Total		$47,230,569	$2,400,983,959	$2,413,049,761	$—	$—		$35,164,767	$376,891
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CHEMICALS — 53.0%
Air Products & Chemicals, Inc.	1,059,438	$307,756,145
Albemarle Corp.	973,443	174,762,222
CF Industries Holdings, Inc.	1,288,476	167,295,724
Corteva, Inc.	3,741,462	313,197,784
Dow, Inc.	5,927,237	246,869,421
DuPont de Nemours, Inc.	3,380,114	154,809,221
Ecolab, Inc.	1,062,070	282,531,861
International Flavors & Fragrances, Inc. (a)	2,115,482	153,478,219
Linde PLC	1,916,835	950,290,120
LyondellBasell Industries NV Class A (a)	2,127,099	171,359,095
Mosaic Co.	2,621,994	66,860,847
PPG Industries, Inc.	1,853,707	198,124,204
Sherwin-Williams Co.	946,372	303,359,545
		3,490,694,408
CONSTRUCTION MATERIALS — 13.4%
CRH PLC	2,828,826	297,366,189
Martin Marietta Materials, Inc. (a)	492,302	289,808,342
Vulcan Materials Co.	1,091,464	297,205,647
		884,380,178
CONTAINERS & PACKAGING — 13.3%
Amcor PLC (a)	3,816,744	151,715,574
Avery Dennison Corp.	638,452	110,247,891
Ball Corp.	2,213,723	130,853,167
International Paper Co.	4,361,853	155,718,152
Packaging Corp. of America (a)	738,253	156,672,052
Smurfit Westrock PLC	4,315,312	171,965,183
		877,172,019
METALS & MINING — 20.1%
Freeport-McMoRan, Inc.	5,899,645	346,781,133
Security Description	Shares	Value
Newmont Corp.	4,479,667	$484,923,953
Nucor Corp.	1,712,327	289,554,495
Steel Dynamics, Inc.	1,134,002	204,120,360
		1,325,379,941
TOTAL COMMON STOCKS (Cost $6,855,648,988)		6,577,626,546
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	7,594,122	7,594,122
State Street Navigator Securities Lending Portfolio II (d) (e)	4,761,354	4,761,354
TOTAL SHORT-TERM INVESTMENTS (Cost $12,355,476)		12,355,476
TOTAL INVESTMENTS — 100.0% (Cost $6,868,004,464)		6,589,982,022
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		181,335
NET ASSETS — 100.0%		$6,590,163,357

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	119	06/18/2026	$12,519,788	$12,710,390	$190,602
During the period ended March 31, 2026, the average notional value related to futures contracts was $10,709,181.
See accompanying notes to financial statements.

STATE STREET MATERIALS SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,577,626,546	$—	$—	$6,577,626,546
Short-Term Investments	12,355,476	—	—	12,355,476
TOTAL INVESTMENTS	$6,589,982,022	$—	$—	$6,589,982,022
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$190,602	$—	$—	$190,602
TOTAL OTHER FINANCIAL INSTRUMENTS:	$190,602	$—	$—	$190,602
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,981,756	$5,981,756	$114,427,613	$112,815,247	$—	$—	7,594,122	$7,594,122	$133,354
State Street Navigator Securities Lending Portfolio II	4,064,245	4,064,245	720,321,641	719,624,532	—	—	4,761,354	4,761,354	39,834
Total		$10,046,001	$834,749,254	$832,439,779	$—	$—		$12,355,476	$173,188
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
HEALTH CARE REITs — 16.7%
Alexandria Real Estate Equities, Inc. REIT	1,305,890	$60,619,414
Healthpeak Properties, Inc. REIT	5,819,280	95,610,771
Ventas, Inc. REIT	3,982,176	325,662,353
Welltower, Inc. REIT	3,810,659	753,405,391
		1,235,297,929
HOTEL & RESORT REITs — 1.4%
Host Hotels & Resorts, Inc. REIT	5,354,701	102,596,071
INDUSTRIAL REITs — 9.1%
Prologis, Inc. REIT	5,076,733	671,042,568
OFFICE REITs — 0.8%
BXP, Inc. REIT	1,234,533	64,072,263
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.4%
CBRE Group, Inc. Class A (a)	2,436,152	330,001,150
CoStar Group, Inc. (a)	3,553,880	143,363,519
		473,364,669
RESIDENTIAL REITs — 12.2%
AvalonBay Communities, Inc. REIT	1,187,287	193,943,331
Camden Property Trust REIT	865,739	84,548,071
Equity Residential REIT	2,882,753	170,514,840
Essex Property Trust, Inc. REIT	540,409	130,778,978
Invitation Homes, Inc. REIT	4,721,895	117,339,091
Mid-America Apartment Communities, Inc. REIT	978,729	119,522,385
UDR, Inc. REIT	2,517,988	85,057,635
		901,704,331
RETAIL REITs — 13.0%
Federal Realty Investment Trust REIT	657,362	69,818,418
Kimco Realty Corp. REIT	5,652,669	127,015,472
Realty Income Corp. REIT	5,308,437	324,770,176
Regency Centers Corp. REIT	1,378,157	104,271,359
Simon Property Group, Inc. REIT	1,812,131	338,016,795
		963,892,220
Security Description	Shares	Value
SPECIALIZED REITs — 39.9%
American Tower Corp. REIT	2,556,840	$441,259,447
Crown Castle, Inc. REIT	3,651,132	296,873,543
Digital Realty Trust, Inc. REIT	1,902,198	342,795,101
Equinix, Inc. REIT	536,635	526,031,092
Extra Space Storage, Inc. REIT	1,779,564	233,354,227
Iron Mountain, Inc. REIT	2,480,447	253,352,857
Public Storage REIT	1,145,370	310,257,826
SBA Communications Corp. REIT	893,415	153,765,656
VICI Properties, Inc. REIT	8,961,374	244,824,738
Weyerhaeuser Co. REIT	6,041,860	147,602,640
		2,950,117,127
TOTAL COMMON STOCKS (Cost $8,359,942,383)		7,362,087,178
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c) (Cost $12,858,333)	12,858,333	12,858,333
TOTAL INVESTMENTS — 99.7% (Cost $8,372,800,716)		7,374,945,511
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		23,469,041
NET ASSETS — 100.0%		$7,398,414,552

(a)	Non-income producing security.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.

Abbreviations:
REIT	Real Estate Investment Trust
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	650	06/18/2026	$33,710,625	$32,676,692	$(1,033,933)
During the period ended March 31, 2026, the average notional value related to futures contracts was $20,396,723.
See accompanying notes to financial statements.

STATE STREET REAL ESTATE SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,362,087,178	$—	$—	$7,362,087,178
Short-Term Investment	12,858,333	—	—	12,858,333
TOTAL INVESTMENTS	$7,374,945,511	$—	$—	$7,374,945,511
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,033,933)	$—	$—	$(1,033,933)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,033,933)	$—	$—	$(1,033,933)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	17,493,518	$17,493,518	$213,509,089	$218,144,274	$—	$—	12,858,333	$12,858,333	$194,282
State Street Navigator Securities Lending Portfolio II	40,613,881	40,613,881	49,604,038	90,217,919	—	—	—	—	5,078
Total		$58,107,399	$263,113,127	$308,362,193	$—	$—		$12,858,333	$199,360
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 5.6%
Arista Networks, Inc. (a)	7,747,556	$951,244,926
Ciena Corp. (a)	1,056,785	410,275,641
Cisco Systems, Inc.	29,644,677	2,300,130,488
F5, Inc. (a)	424,046	122,689,229
Lumentum Holdings, Inc. (a) (b)	535,730	376,489,615
Motorola Solutions, Inc.	1,242,919	539,389,558
		4,700,219,457
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Amphenol Corp. Class A	9,222,723	1,165,291,051
CDW Corp.	976,830	118,215,966
Coherent Corp. (a) (b)	1,406,665	335,081,670
Corning, Inc.	5,857,802	796,485,338
Jabil, Inc.	792,244	210,443,774
Keysight Technologies, Inc. (a)	1,286,904	363,383,082
TE Connectivity PLC	2,201,614	460,181,358
Teledyne Technologies, Inc. (a)	352,264	213,123,243
Zebra Technologies Corp. Class A (a)	369,097	77,170,801
		3,739,376,283
IT SERVICES — 4.0%
Accenture PLC Class A	4,616,642	915,433,942
Akamai Technologies, Inc. (a) (b)	1,079,441	123,973,799
Cognizant Technology Solutions Corp. Class A	3,588,243	220,138,708
EPAM Systems, Inc. (a) (b)	414,475	56,119,915
Gartner, Inc. (a) (b)	528,573	83,694,249
GoDaddy, Inc. Class A (a)	1,013,973	83,825,148
International Business Machines Corp.	7,013,231	1,699,937,062
VeriSign, Inc.	619,216	153,788,486
		3,336,911,309
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 42.1%
Advanced Micro Devices, Inc. (a)	12,232,830	2,488,524,607
Analog Devices, Inc.	3,666,170	1,166,355,324
Applied Materials, Inc.	5,955,253	2,035,445,923
Broadcom, Inc.	14,605,505	4,520,549,852
First Solar, Inc. (a)	805,087	158,811,462
Intel Corp. (a)	35,228,444	1,554,631,234
KLA Corp.	983,460	1,448,056,339
Lam Research Corp.	9,369,436	2,001,873,696
Microchip Technology, Inc.	4,060,109	262,323,642
Micron Technology, Inc.	8,444,590	2,852,920,285
Monolithic Power Systems, Inc. (b)	365,444	399,558,197
NVIDIA Corp.	74,856,148	13,054,912,211
NXP Semiconductors NV	1,888,330	371,736,644
ON Semiconductor Corp. (a)	2,956,335	183,056,263
Qnity Electronics, Inc.	1,571,615	181,332,939
QUALCOMM, Inc.	8,005,592	1,030,960,138
Skyworks Solutions, Inc.	1,128,268	60,418,751
Teradyne, Inc.	1,175,052	348,355,916
Security Description	Shares	Value
Texas Instruments, Inc.	6,809,263	$1,321,950,319
		35,441,773,742
SOFTWARE — 26.6%
Adobe, Inc. (a)	3,079,935	748,670,600
AppLovin Corp. Class A (a)	2,033,294	809,251,012
Autodesk, Inc. (a)	1,590,614	380,792,991
Cadence Design Systems, Inc. (a)	2,042,297	567,493,067
Crowdstrike Holdings, Inc. Class A (a)	1,891,448	738,440,214
Datadog, Inc. Class A (a)	2,463,024	290,759,983
Fair Isaac Corp. (a)	177,978	189,998,634
Fortinet, Inc. (a)	4,742,619	387,566,825
Gen Digital, Inc.	4,135,277	77,867,266
Intuit, Inc.	2,087,882	902,758,419
Microsoft Corp.	22,874,638	8,467,504,748
Oracle Corp.	12,722,783	1,871,648,607
Palantir Technologies, Inc. Class A (a)	17,139,106	2,507,108,426
Palo Alto Networks, Inc. (a)	6,062,949	972,011,984
PTC, Inc. (a)	892,816	127,217,352
Roper Technologies, Inc.	799,814	283,022,182
Salesforce, Inc. (b)	7,030,189	1,312,325,381
ServiceNow, Inc. (a)	7,848,049	820,513,523
Synopsys, Inc. (a)	1,435,439	569,122,855
Trimble, Inc. (a)	1,785,072	116,440,246
Tyler Technologies, Inc. (a)	322,851	110,537,725
Workday, Inc. Class A (a)	1,598,079	207,622,424
		22,458,674,464
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.2%
Apple, Inc.	45,225,207	11,477,705,284
Dell Technologies, Inc. Class C	2,229,773	365,972,642
Hewlett Packard Enterprise Co.	9,969,900	237,383,319
HP, Inc. (b)	6,887,504	132,308,952
NetApp, Inc.	1,486,064	152,158,093
Sandisk Corp. (a)	1,107,406	703,579,328
Seagate Technology Holdings PLC (b)	1,636,139	640,973,815
Super Micro Computer, Inc. (a) (b)	3,775,041	85,957,684
Western Digital Corp. (b)	2,543,736	688,055,151
		14,484,094,268
TOTAL COMMON STOCKS (Cost $71,643,349,781)		84,161,049,523
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (c) (d)	62,004,869	62,004,869
See accompanying notes to financial statements.

STATE STREET TECHNOLOGY SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	23,415,501	$23,415,501
TOTAL SHORT-TERM INVESTMENTS (Cost $85,420,370)		85,420,370
TOTAL INVESTMENTS — 100.0% (Cost $71,728,770,151)		84,246,469,893
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(8,603,936)
NET ASSETS — 100.0%		$84,237,865,957

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2026.
(c)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at March 31, 2026.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	285	06/18/2026	$79,232,850	$76,943,360	$(2,289,490)
During the period ended March 31, 2026, the average notional value related to futures contracts was $83,656,286.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$84,161,049,523	$—	$—	$84,161,049,523
Short-Term Investments	85,420,370	—	—	85,420,370
TOTAL INVESTMENTS	$84,246,469,893	$—	$—	$84,246,469,893
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(2,289,490)	$—	$—	$(2,289,490)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,289,490)	$—	$—	$(2,289,490)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	76,163,808	$76,163,808	$568,113,360	$582,272,299	$—	$—	62,004,869	$62,004,869	$1,173,650
State Street Navigator Securities Lending Portfolio II	169,137,084	169,137,084	4,045,955,086	4,191,676,669	—	—	23,415,501	23,415,501	136,852
Total		$245,300,892	$4,614,068,446	$4,773,948,968	$—	$—		$85,420,370	$1,310,502
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ELECTRIC UTILITIES — 65.7%
Alliant Energy Corp. (a)	4,379,207	$314,251,894
American Electric Power Co., Inc.	9,214,101	1,207,784,359
Constellation Energy Corp. (a)	5,308,834	1,482,491,895
Duke Energy Corp. (a)	13,248,251	1,734,725,986
Edison International	6,555,209	479,710,195
Entergy Corp. (a)	7,706,019	865,848,295
Evergy, Inc.	3,921,984	321,288,929
Eversource Energy (a)	6,391,756	442,820,856
Exelon Corp. (a)	17,426,061	854,225,510
FirstEnergy Corp.	8,857,097	448,700,534
NextEra Energy, Inc. (a)	35,479,311	3,295,318,406
NRG Energy, Inc.	3,618,089	528,747,526
PG&E Corp.	37,444,651	657,902,518
Pinnacle West Capital Corp. (a)	2,038,999	205,429,149
PPL Corp. (a)	12,602,247	481,405,835
Southern Co. (a)	18,758,424	1,810,563,085
Xcel Energy, Inc. (a)	10,077,519	800,558,109
		15,931,773,081
GAS UTILITIES — 2.1%
Atmos Energy Corp.	2,818,421	520,618,727
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.1%
AES Corp.	12,131,680	170,935,371
Vistra Corp.	5,425,863	815,669,985
		986,605,356
MULTI-UTILITIES — 26.0%
Ameren Corp. (a)	4,708,859	517,597,781
CenterPoint Energy, Inc. (a)	11,122,257	480,036,612
CMS Energy Corp. (a)	5,220,208	404,983,737
Consolidated Edison, Inc. (a)	6,148,886	695,930,918
Dominion Energy, Inc.	14,547,268	899,312,108
DTE Energy Co. (a)	3,538,064	517,335,718
NiSource, Inc.	8,152,284	380,385,571
Public Service Enterprise Group, Inc. (a)	8,503,542	688,361,725
Security Description	Shares	Value
Sempra	11,119,164	$1,080,449,166
WEC Energy Group, Inc. (a)	5,544,621	641,900,773
		6,306,294,109
WATER UTILITIES — 1.9%
American Water Works Co., Inc. (a)	3,325,055	452,506,735
TOTAL COMMON STOCKS (Cost $22,622,094,114)		24,197,798,008
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (b) (c)	26,950,991	26,950,991
State Street Navigator Securities Lending Portfolio II (d) (e)	28,225,696	28,225,696
TOTAL SHORT-TERM INVESTMENTS (Cost $55,176,687)		55,176,687
TOTAL INVESTMENTS — 100.0% (Cost $22,677,270,801)		24,252,974,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(3,778,875)
NET ASSETS — 100.0%		$24,249,195,820

(a)	All or a portion of the shares of the security are on loan at March 31, 2026.
(b)
The Fund invested in certain money market funds managed by
SSGA Funds Management, Inc. Amounts related to these
investments during the period ended March 31, 2026 are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at March 31, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
At March 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	614	06/18/2026	$58,335,096	$57,273,920	$(1,061,176)
During the period ended March 31, 2026, the average notional value related to futures contracts was $47,974,060.
See accompanying notes to financial statements.

STATE STREET UTILITIES SELECT SECTOR SPDR ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,197,798,008	$—	$—	$24,197,798,008
Short-Term Investments	55,176,687	—	—	55,176,687
TOTAL INVESTMENTS	$24,252,974,695	$—	$—	$24,252,974,695
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(1,061,176)	$—	$—	$(1,061,176)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(1,061,176)	$—	$—	$(1,061,176)
Affiliate Table
	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/26	Value at 3/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	24,116,046	$24,116,046	$490,246,665	$487,411,720	$—	$—	26,950,991	$26,950,991	$718,603
State Street Navigator Securities Lending Portfolio II	191,357,269	191,357,269	1,788,675,787	1,951,807,360	—	—	28,225,696	28,225,696	106,598
Total		$215,473,315	$2,278,922,452	$2,439,219,080	$—	$—		$55,176,687	$825,201
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	State Street Communication Services Select Sector SPDR ETF	State Street Consumer Discretionary Select Sector SPDR ETF	State Street Consumer Staples Select Sector SPDR ETF
ASSETS
Investments in unaffiliated issuers, at value*	$20,626,018,859	$21,187,863,714	$15,408,642,565
Investments in affiliated issuers, at value	3,431,533,166	16,640,196	71,456,449
Total Investments	24,057,552,025	21,204,503,910	15,480,099,014
Foreign currency, at value	—	—	—
Net cash at broker	7,735,081	3,202,378	3,982,599
Receivable from broker — accumulated variation margin on futures contracts	—	—	—
Receivable for investments sold	3,321,376,291	—	—
Receivable for fund shares sold	—	41,102	—
Dividends receivable — unaffiliated issuers	10,779,587	6,943,336	45,551,976
Dividends receivable — affiliated issuers	181,666	56,070	78,039
Securities lending income receivable — unaffiliated issuers	6,995	36,145	14,740
Securities lending income receivable — affiliated issuers	71,502	185	15,178
Receivable for foreign taxes recoverable	—	—	—
Prepaid expenses and other assets	13,233	12,502	8,771
TOTAL ASSETS	27,397,716,380	21,214,795,628	15,529,750,317
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	176,239,588	—	49,011,264
Payable for investments purchased	3,224,957,257	—	9,555,589
Payable for fund shares repurchased	1,460	—	4,486
Payable to broker – accumulated variation margin on open futures contracts	2,094,075	676,000	895,970
Advisory and Administration fees payable	676,849	633,812	455,401
Distribution fees payable	389,109	340,345	251,517
Unitary fees payable	395,276	329,852	238,828
Trustees’ fees and expenses payable	—	—	1,031
License fee payable	1,037,492	908,811	640,379
Registration and filing fees payable	38,346	39,448	55,547
Professional fees payable	15,963	15,962	15,962
Printing and postage fees payable	284,124	332,624	264,744
Accrued expenses and other liabilities	25,026	26,713	27,654
TOTAL LIABILITIES	3,406,154,565	3,303,567	61,418,372
NET ASSETS	$23,991,561,815	$21,211,492,061	$15,468,331,945
NET ASSETS CONSIST OF:
Paid-in capital	$26,445,961,839	$26,836,416,059	$20,359,137,107
Total distributable earnings (loss)	(2,454,400,024)	(5,624,923,998)	(4,890,805,162)
NET ASSETS	$23,991,561,815	$21,211,492,061	$15,468,331,945
NET ASSET VALUE PER SHARE
Net asset value per share	$110.89	$108.97	$81.96
Shares outstanding (unlimited amount authorized, $0.01 par value)	216,350,000	194,656,504	188,721,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,998,578,980	$22,034,872,919	$18,055,030,130
Investments in affiliated issuers	3,718,646,190	16,640,196	71,456,449
Total cost of investments	$22,717,225,170	$22,051,513,115	$18,126,486,579
Foreign currency, at cost	$—	$—	$—
* Includes investments in securities on loan, at value	$220,433,772	$355,877,502	$176,907,707
See accompanying notes to financial statements.

State Street Energy Select Sector SPDR ETF	State Street Financial Select Sector SPDR ETF	State Street Health Care Select Sector SPDR ETF	State Street Industrial Select Sector SPDR ETF	State Street Materials Select Sector SPDR ETF	State Street Real Estate Select Sector SPDR ETF	State Street Technology Select Sector SPDR ETF

$43,696,645,151	$47,890,744,690	$38,682,922,644	$28,014,389,317	$6,577,626,546	$7,362,087,178	$84,161,049,523
47,065,001	365,957,369	212,050,804	35,164,767	12,355,476	12,858,333	85,420,370
43,743,710,152	48,256,702,059	38,894,973,448	28,049,554,084	6,589,982,022	7,374,945,511	84,246,469,893
—	537	—	—	—	—	—
—	4,173,723	8,266,285	4,743,952	968,465	3,942,327	11,802,567
3,925,724	778,125	—	—	190,995	—	—
—	—	—	—	—	—	—
—	—	154	—	17,145	116,156	—
13,519,423	20,208,367	29,595,749	17,576,136	5,643,544	20,955,438	15,562,945
360,937	183,703	222,853	85,951	25,442	37,738	221,961
25,661	52,925	25,913	25,720	24,609	—	52,419
3,559	1,317	10,935	10,271	7,595	—	10,249
—	—	—	—	—	143,720	—
14,761	27,888	18,749	12,164	3,028	4,106	44,060
43,761,560,217	48,282,128,644	38,933,114,086	28,072,008,278	6,596,862,845	7,400,144,996	84,274,164,094

492,119	—	—	—	—	—	—
285,997	55,723,640	153,893,837	—	4,761,354	—	23,415,501
—	—	—	—	1,235,115	—	—
3,132	17,953	—	86,735	—	—	68
—	—	1,747,425	702,300	—	1,031,875	2,288,550
1,111,849	1,354,483	1,115,363	802,102	170,827	155,766	2,346,717
626,885	732,153	610,714	447,503	101,316	115,348	1,336,986
576,332	821,634	665,134	430,907	44,260	71,048	1,482,654
2,267	—	—	—	—	—	—
1,390,067	2,039,874	1,610,449	1,138,203	253,141	291,773	3,536,088
84,865	73,039	134,969	31,347	28,661	13,827	110,927
15,962	15,962	15,963	15,963	15,962	15,962	15,962
629,701	823,286	899,391	354,176	51,223	—	1,739,866
31,678	24,908	28,456	26,040	37,629	34,845	24,818
5,250,854	61,626,932	160,721,701	4,035,276	6,699,488	1,730,444	36,298,137
$43,756,309,363	$48,220,501,712	$38,772,392,385	$28,067,973,002	$6,590,163,357	$7,398,414,552	$84,237,865,957

$44,553,455,922	$57,930,860,397	$46,676,094,140	$28,841,949,915	$8,568,770,667	$8,923,403,276	$75,491,964,375
(797,146,559)	(9,710,358,685)	(7,903,701,755)	(773,976,913)	(1,978,607,310)	(1,524,988,724)	8,745,901,582
$43,756,309,363	$48,220,501,712	$38,772,392,385	$28,067,973,002	$6,590,163,357	$7,398,414,552	$84,237,865,957

$61.24	$49.38	$146.61	$161.75	$49.96	$40.84	$132.96
714,448,400	976,445,427	264,465,324	173,526,000	131,897,450	181,150,000	633,561,794

$35,234,686,249	$52,782,469,638	$44,375,318,947	$27,062,741,760	$6,855,648,988	$8,359,942,383	$71,643,349,781
47,065,001	345,575,586	212,050,804	35,164,767	12,355,476	12,858,333	85,420,370
$35,281,751,250	$53,128,045,224	$44,587,369,751	$27,097,906,527	$6,868,004,464	$8,372,800,716	$71,728,770,151
$—	$548	$—	$—	$—	$—	$—
$199,453,151	$610,042,683	$444,206,587	$180,083,649	$305,853,127	$—	$642,663,939

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2026 (Unaudited)

State Street Utilities Select Sector SPDR ETF
ASSETS
Investments in unaffiliated issuers, at value*	$24,197,798,008
Investments in affiliated issuers, at value	55,176,687
Total Investments	24,252,974,695
Net cash at broker	4,914,804
Dividends receivable — unaffiliated issuers	23,159,672
Dividends receivable — affiliated issuers	136,032
Securities lending income receivable — unaffiliated issuers	6,316
Securities lending income receivable — affiliated issuers	21,390
Prepaid expenses and other assets	10,507
TOTAL ASSETS	24,281,223,416
LIABILITIES
Payable upon return of securities loaned	28,225,696
Payable for fund shares repurchased	34,380
Payable to broker – accumulated variation margin on open futures contracts	1,059,150
Advisory and Administration fees payable	673,968
Distribution fees payable	377,476
Unitary fees payable	346,593
License fee payable	911,628
Registration and filing fees payable	61,869
Professional fees payable	15,963
Printing and postage fees payable	295,833
Accrued expenses and other liabilities	25,040
TOTAL LIABILITIES	32,027,596
NET ASSETS	$24,249,195,820
NET ASSETS CONSIST OF:
Paid-in capital	$23,839,601,319
Total distributable earnings (loss)	409,594,501
NET ASSETS	$24,249,195,820
NET ASSET VALUE PER SHARE
Net asset value per share	$45.88
Shares outstanding (unlimited amount authorized, $0.01 par value)	528,498,320
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$22,622,094,114
Investments in affiliated issuers	55,176,687
Total cost of investments	$22,677,270,801
* Includes investments in securities on loan, at value	$94,730,913
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2026 (Unaudited)

	State Street Communication Services Select Sector SPDR ETF	State Street Consumer Discretionary Select Sector SPDR ETF	State Street Consumer Staples Select Sector SPDR ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	53,270	$28,640	$41,345
Dividend income — unaffiliated issuers	158,723,882	98,124,749	228,474,074
Dividend income — affiliated issuers	6,219,293	340,421	571,574
Unaffiliated securities lending income	73,506	197,918	79,729
Affiliated securities lending income	524,499	146,996	154,390
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	165,594,450	98,838,724	229,321,112
EXPENSES
Advisory and Administration fees	3,873,581	3,463,876	2,319,860
Distribution fees	2,139,122	1,888,905	1,242,796
License fees	2,100,751	1,878,429	1,258,235
Unitary fees	822,369	735,390	492,400
Trustees’ fees and expenses	89,154	81,283	54,541
Registration and filing fees	10,011	3,874	21,576
Professional fees	49,993	42,494	34,534
Printing and postage fees	553,940	495,316	331,779
Insurance expense	26,441	24,994	17,551
Miscellaneous expenses	8,027	9,499	3,097
TOTAL EXPENSES	9,673,389	8,624,060	5,776,369
NET INVESTMENT INCOME (LOSS)	$155,921,061	$90,214,664	$223,544,743
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(921,808,062)	(208,695,372)	(120,823,104)
Investments — affiliated issuers	(98,533,003)	—	—
In-kind redemptions — unaffiliated issuers	2,531,876,289	1,505,794,529	876,107,705
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	(1,402,973)	(1,229,183)	2,082,595
Net realized gain (loss)	1,510,132,251	1,295,869,974	757,367,196
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(2,858,742,851)	(3,460,029,804)	(142,779,327)
Investments — affiliated issuers	(287,113,024)	—	—
Foreign currency translations	—	—	—
Futures contracts	(2,249,968)	(773,980)	135,596
Net change in unrealized appreciation/depreciation	(3,148,105,843)	(3,460,803,784)	(142,643,731)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,637,973,592)	(2,164,933,810)	614,723,465
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,482,052,531)	$(2,074,719,146)	$838,268,208
See accompanying notes to financial statements.

State Street Energy Select Sector SPDR ETF	State Street Financial Select Sector SPDR ETF	State Street Health Care Select Sector SPDR ETF	State Street Industrial Select Sector SPDR ETF	State Street Materials Select Sector SPDR ETF	State Street Real Estate Select Sector SPDR ETF	State Street Technology Select Sector SPDR ETF

$147,857	$50,844	$58,104	$21,616	$15,366	$21,550	$101,666
494,148,989	451,235,540	339,633,074	169,652,330	56,777,989	128,145,476	285,222,016
1,022,809	4,143,149	1,048,310	283,985	133,354	194,282	1,173,650
90,769	208,768	164,399	134,517	92,082	10	158,269
42,129	23,142	117,684	92,906	39,834	5,078	136,852
—	—	—	—	—	—	(604,722)
495,452,553	455,661,443	341,021,571	170,185,354	57,058,625	128,366,396	286,187,731

4,545,626	7,687,742	5,814,258	3,907,920	865,236	1,104,982	13,447,391
2,450,306	4,177,464	3,171,242	2,171,808	472,652	598,004	7,454,087
2,466,218	4,169,171	3,153,569	2,119,984	469,379	599,219	7,292,475
963,883	1,632,295	1,234,034	829,006	183,542	234,593	2,855,489
94,264	182,408	124,441	82,549	18,662	26,121	305,581
—	6,183	49,214	—	16,798	3,378	—
43,494	84,998	62,510	46,374	20,712	24,005	133,191
650,308	1,099,354	831,554	559,011	123,769	158,006	1,922,927
29,629	55,717	37,560	24,310	6,059	8,208	88,099
23,497	42,557	27,375	8,155	78	—	72,191
11,267,225	19,137,889	14,505,757	9,749,117	2,176,887	2,756,516	33,571,431
$484,185,328	$436,523,554	$326,515,814	$160,436,237	$54,881,738	$125,609,880	$252,616,300

(6,841,976)	(110,137,442)	(145,124,800)	(199,040,668)	(120,241,555)	(69,196,870)	(790,830,380)
—	(32,126)	—	—	—	—	—
1,155,198,761	2,906,214,222	1,187,516,466	1,468,580,903	385,741,050	257,193,785	6,416,086,195
—	28,893,783	—	—	—	—	—
20,652,072	(6,157,897)	607,710	(431,789)	(412,958)	557,939	(717,278)
1,169,008,857	2,818,780,540	1,042,999,376	1,269,108,446	265,086,537	188,554,854	5,624,538,537

9,665,502,019	(7,375,766,047)	713,578,090	(47,682,018)	308,272,505	(430,959,722)	(10,638,704,614)
—	(8,573,406)	—	—	—	—	—
—	(11)	—	—	—	—	—
3,181,723	670,837	(1,749,322)	(1,164,045)	375,239	(1,139,748)	(5,549,742)
9,668,683,742	(7,383,668,627)	711,828,768	(48,846,063)	308,647,744	(432,099,470)	(10,644,254,356)
10,837,692,599	(4,564,888,087)	1,754,828,144	1,220,262,383	573,734,281	(243,544,616)	(5,019,715,819)
$11,321,877,927	$(4,128,364,533)	$2,081,343,958	$1,380,698,620	$628,616,019	$(117,934,736)	$(4,767,099,519)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2026 (Unaudited)

State Street Utilities Select Sector SPDR ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$49,973
Dividend income — unaffiliated issuers	322,038,228
Dividend income — affiliated issuers	718,603
Unaffiliated securities lending income	40,672
Affiliated securities lending income	106,598
TOTAL INVESTMENT INCOME (LOSS)	322,954,074
EXPENSES
Advisory and Administration fees	3,326,853
Distribution fees	1,853,486
License fees	1,804,311
Unitary fees	706,285
Trustees’ fees and expenses	73,362
Registration and filing fees	33,428
Professional fees	44,193
Printing and postage fees	475,773
Insurance expense	20,986
Miscellaneous expenses	3,611
TOTAL EXPENSES	8,342,288
NET INVESTMENT INCOME (LOSS)	$314,611,786
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(37,875,777)
In-kind redemptions — unaffiliated issuers	677,039,527
Futures contracts	2,925,075
Net realized gain (loss)	642,088,825
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	452,612,584
Futures contracts	(2,006,989)
Net change in unrealized appreciation/depreciation	450,605,595
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,092,694,420
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,407,306,206
See accompanying notes to financial statements.

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THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Communication Services Select Sector SPDR ETF		State Street Consumer Discretionary Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended(a) 3/31/26 (Unaudited)	Year Ended(a) 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$155,921,061	$271,044,575	$90,214,664	$190,494,273
Net realized gain (loss)	1,510,132,251	3,398,601,890	1,295,869,974	2,289,227,082
Net change in unrealized appreciation/depreciation	(3,148,105,843)	2,676,350,807	(3,460,803,784)	1,592,030,869
Net increase (decrease) in net assets resulting from operations	(1,482,052,531)	6,345,997,272	(2,074,719,146)	4,071,752,224
Net equalization credits and charges	(5,333,446)	400,066	443,341	(784,166)
Distributions to shareholders	(162,689,502)	(263,829,871)	(91,091,636)	(188,354,344)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,435,606,889	19,134,269,225	8,228,015,273	19,362,832,849
Cost of shares redeemed	(9,268,634,893)	(16,384,930,604)	(9,489,494,310)	(18,051,362,922)
Net income equalization	5,333,446	(400,066)	(443,341)	784,166
Net increase (decrease) in net assets from beneficial interest transactions	(1,827,694,558)	2,748,938,555	(1,261,922,378)	1,312,254,093
Net increase (decrease) in net assets during the period	(3,477,770,037)	8,831,506,022	(3,427,289,819)	5,194,867,807
Net assets at beginning of period	27,469,331,852	18,637,825,830	24,638,781,880	19,443,914,073
NET ASSETS AT END OF PERIOD	$23,991,561,815	$27,469,331,852	$21,211,492,061	$24,638,781,880
SHARES OF BENEFICIAL INTEREST:
Shares sold	64,400,000	184,200,000	69,950,000	179,900,000
Shares redeemed	(80,100,000)	(158,300,000)	(80,900,000)	(168,300,000)
Net increase (decrease) from share transactions	(15,700,000)	25,900,000	(10,950,000)	11,600,000

(a)
On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials
Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

See accompanying notes to financial statements.

State Street Consumer Staples Select Sector SPDR ETF		State Street Energy Select Sector SPDR ETF		State Street Financial Select Sector SPDR ETF
Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended(a) 3/31/26 (Unaudited)	Year Ended(a) 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25

$223,544,743	$422,893,933	$484,185,328	$986,629,887	$436,523,554	$727,614,065
757,367,196	1,182,666,980	1,169,008,857	1,215,076,630	2,818,780,540	8,885,033,013
(142,643,731)	(2,189,459,254)	9,668,683,742	(971,205,636)	(7,383,668,627)	(942,027,150)
838,268,208	(583,898,341)	11,321,877,927	1,230,500,881	(4,128,364,533)	8,670,619,928
(9,149,291)	(4,250,799)	5,160,110	(14,869,406)	(11,115,667)	965,637
(202,512,895)	(425,930,521)	(489,539,248)	(990,241,768)	(424,977,032)	(736,692,051)

17,015,698,878	21,532,501,669	15,861,854,917	18,421,842,934	34,879,263,459	68,289,870,074
(18,242,223,160)	(22,362,279,721)	(9,801,402,277)	(27,258,952,143)	(36,249,880,676)	(64,373,195,874)
9,149,291	4,250,799	(5,160,110)	14,869,406	11,115,667	(965,637)
(1,217,374,991)	(825,527,253)	6,055,292,530	(8,822,239,803)	(1,359,501,550)	3,915,708,563
(590,768,969)	(1,839,606,914)	16,892,791,319	(8,596,850,096)	(5,923,958,782)	11,850,602,077
16,059,100,914	17,898,707,828	26,863,518,044	35,460,368,140	54,144,460,494	42,293,858,417
$15,468,331,945	$16,059,100,914	$43,756,309,363	$26,863,518,044	$48,220,501,712	$54,144,460,494

208,000,000	266,300,000	307,750,000	417,500,000	665,050,000	1,360,050,000
(224,150,000)	(277,000,000)	(194,650,000)	(623,800,000)	(693,600,000)	(1,288,500,000)
(16,150,000)	(10,700,000)	113,100,000	(206,300,000)	(28,550,000)	71,550,000

(a)
On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials
Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Health Care Select Sector SPDR ETF		State Street Industrial Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$326,515,814	$629,646,413	$160,436,237	$326,710,033
Net realized gain (loss)	1,042,999,376	2,274,766,006	1,269,108,446	2,041,206,974
Net change in unrealized appreciation/depreciation	711,828,768	(6,417,656,237)	(48,846,063)	570,040,523
Net increase (decrease) in net assets resulting from operations	2,081,343,958	(3,513,243,818)	1,380,698,620	2,937,957,530
Net equalization credits and charges	1,626,420	(9,950,109)	1,478,582	(1,491,924)
Distributions to shareholders	(327,045,934)	(626,291,294)	(164,866,724)	(323,904,829)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,669,724,377	27,730,414,538	14,279,845,444	27,484,940,263
Cost of shares redeemed	(13,056,337,060)	(31,016,395,015)	(11,346,673,036)	(25,717,131,403)
Net income equalization	(1,626,420)	9,950,109	(1,478,582)	1,491,924
Net increase (decrease) in net assets from beneficial interest transactions	2,611,760,897	(3,276,030,368)	2,931,693,826	1,769,300,784
Net increase (decrease) in net assets during the period	4,367,685,341	(7,425,515,589)	4,149,004,304	4,381,861,561
Net assets at beginning of period	34,404,707,044	41,830,222,633	23,918,968,698	19,537,107,137
NET ASSETS AT END OF PERIOD	$38,772,392,385	$34,404,707,044	$28,067,973,002	$23,918,968,698
SHARES OF BENEFICIAL INTEREST:
Shares sold	103,000,000	196,800,000	88,550,000	197,100,000
Shares redeemed	(85,650,000)	(221,300,000)	(70,050,000)	(186,250,000)
Net increase (decrease) from share transactions	17,350,000	(24,500,000)	18,500,000	10,850,000
See accompanying notes to financial statements.

State Street Materials Select Sector SPDR ETF		State Street Real Estate Select Sector SPDR ETF		State Street Technology Select Sector SPDR ETF
Six Months Ended(a) 3/31/26 (Unaudited)	Year Ended(a) 9/30/25	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Six Months Ended(a) 3/31/26 (Unaudited)	Year Ended(a) 9/30/25

$54,881,738	$106,734,568	$125,609,880	$206,287,310	$252,616,300	$485,802,479
265,086,537	(236,580,087)	188,554,854	226,679,519	5,624,538,537	6,097,428,983
308,647,744	(300,115,542)	(432,099,470)	(650,207,149)	(10,644,254,356)	11,573,992,630
628,616,019	(429,961,061)	(117,934,736)	(217,240,320)	(4,767,099,519)	18,157,224,092
676,380	2,324,403	193,624	(579,919)	(1,094,128)	328,894
(55,777,958)	(106,852,486)	(129,180,504)	(247,443,245)	(246,479,177)	(475,467,586)

5,791,216,299	9,838,662,519	2,647,064,181	4,173,833,413	21,678,286,747	24,083,481,337
(5,285,221,454)	(9,346,420,639)	(2,894,762,359)	(4,119,473,911)	(22,606,310,213)	(21,676,510,938)
(676,380)	(2,324,403)	(193,624)	579,919	1,094,128	(328,894)
505,318,465	489,917,477	(247,891,802)	54,939,421	(926,929,338)	2,406,641,505
1,078,832,906	(44,571,667)	(494,813,418)	(410,324,063)	(5,941,602,162)	20,088,726,905
5,511,330,451	5,555,902,118	7,893,227,970	8,303,552,033	90,179,468,119	70,090,741,214
$6,590,163,357	$5,511,330,451	$7,398,414,552	$7,893,227,970	$84,237,865,957	$90,179,468,119

120,950,000	219,600,000	63,850,000	99,500,000	152,850,000	202,100,000
(112,000,000)	(211,900,000)	(69,950,000)	(98,150,000)	(158,800,000)	(183,400,000)
8,950,000	7,700,000	(6,100,000)	1,350,000	(5,950,000)	18,700,000

(a)
On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials
Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Utilities Select Sector SPDR ETF
	Six Months Ended(a) 3/31/26 (Unaudited)	Year Ended(a) 9/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$314,611,786	$525,445,794
Net realized gain (loss)	642,088,825	1,302,295,025
Net change in unrealized appreciation/depreciation	450,605,595	201,809,510
Net increase (decrease) in net assets resulting from operations	1,407,306,206	2,029,550,329
Net equalization credits and charges	8,016,766	(2,940,455)
Distributions to shareholders	(326,195,319)	(528,526,204)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	7,580,505,082	14,935,211,811
Cost of shares redeemed	(5,640,348,119)	(13,709,458,387)
Net income equalization	(8,016,766)	2,940,455
Net increase (decrease) in net assets from beneficial interest transactions	1,932,140,197	1,228,693,879
Net increase (decrease) in net assets during the period	3,021,267,850	2,726,777,549
Net assets at beginning of period	21,227,927,970	18,501,150,421
NET ASSETS AT END OF PERIOD	$24,249,195,820	$21,227,927,970
SHARES OF BENEFICIAL INTEREST:
Shares sold	168,850,000	372,900,000
Shares redeemed	(127,000,000)	(344,400,000)
Net increase (decrease) from share transactions	41,850,000	28,500,000

(a)
On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF, State Street Energy Select Sector SPDR ETF, State Street Materials
Select Sector SPDR ETF,, State Street Technology Select Sector SPDR ETF, and State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The amounts presented here have been adjusted to reflect this split. See Note 13.

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Communication Services Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$118.38	$90.41	$65.58	$47.89	$80.15	$59.40
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	1.26	0.88	0.54	0.58	0.54
Net realized and unrealized gain (loss) (c)	(7.42)	27.92	24.85	17.68	(32.25)	20.73
Total from investment operations	(6.74)	29.18	25.73	18.22	(31.67)	21.27
Net equalization credits and charges (b)	(0.02)	(0.00)(d)	(0.02)	0.01	(0.02)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.73)	(1.21)	(0.88)	(0.54)	(0.57)	(0.52)
Net asset value, end of period	$110.89	$118.38	$90.41	$65.58	$47.89	$80.15
Total return (e)	(5.72)%	32.43%	39.32%	38.24%	(39.71)%	35.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$23,991,562	$27,469,332	$18,637,826	$13,110,317	$7,578,050	$15,176,057
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.19%(f)	1.24%	1.12%	0.92%	0.88%	0.73%
Portfolio turnover rate (g)	23%(h)	40%	25%	28%	21%	15%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Discretionary Select Sector SPDR ETF
	Six Months Ended 3/31/26(a) (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$119.83	$100.23	$80.48	$71.24	$89.77	$73.50
Income (loss) from investment operations:
Net investment income (loss) (c)	0.45	0.94	0.75	0.72	0.62	0.55
Net realized and unrealized gain (loss) (d)	(10.85)	19.60	19.77	9.22	(18.53)	16.26
Total from investment operations	(10.40)	20.54	20.52	9.94	(17.91)	16.81
Net equalization credits and charges (c)	0.00 (e)	(0.01)	(0.02)	0.02	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.46)	(0.93)	(0.75)	(0.72)	(0.61)	(0.55)
Net asset value, end of period	$108.97	$119.83	$100.23	$80.48	$71.24	$89.77
Total return (f)	(8.71)%	20.58%	25.54%	14.08%	(20.06)%	22.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$21,211,492	$24,638,782	$19,443,914	$17,432,110	$14,098,639	$19,633,737
Ratios to average net assets:
Total expenses	0.07%(g)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	0.77%(g)	0.87%	0.85%	0.95%	0.70%	0.65%
Portfolio turnover rate (h)	3%(i)	10%	26%	24%	22%	23%

(a)
On December 4, 2025, the State Street Consumer Discretionary Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.

(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(e)	Amount is less than $0.005 per share.
(f)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Consumer Staples Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$78.39	$83.03	$68.81	$66.72	$68.83	$64.13
Income (loss) from investment operations:
Net investment income (loss) (b)	1.15	2.08	2.13	1.90	1.84	1.85
Net realized and unrealized gain (loss) (c)	3.55	(4.59)	14.23	2.08	(2.16)	4.67
Total from investment operations	4.70	(2.51)	16.36	3.98	(0.32)	6.52
Net equalization credits and charges (b)	(0.05)	(0.02)	(0.03)	0.00 (d)	0.03	(0.01)
Distributions to shareholders from:
Net investment income	(1.08)	(2.11)	(2.11)	(1.89)	(1.82)	(1.81)
Net asset value, end of period	$81.96	$78.39	$83.03	$68.81	$66.72	$68.83
Total return (e)	5.99%	(3.06)%	24.04%	5.84%	(0.63)%	10.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,468,332	$16,059,101	$17,898,708	$16,206,233	$14,465,958	$11,757,576
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	2.84%(f)	2.58%	2.85%	2.58%	2.49%	2.71%
Portfolio turnover rate (g)	4%(h)	8%	28%	17%	11%	4%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Energy Select Sector SPDR ETF
	Six Months Ended 3/31/26(a) (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$44.67	$43.91	$45.20	$35.99	$26.06	$14.99
Income (loss) from investment operations:
Net investment income (loss) (c)	0.77	1.41	1.43	1.41	1.46	1.06
Net realized and unrealized gain (loss) (d)	16.55	0.81	(1.20)	9.36	10.03	11.05
Total from investment operations	17.32	2.22	0.23	10.77	11.49	12.11
Net equalization credits and charges (c)	0.01	(0.02)	(0.03)	(0.04)	(0.03)	0.04
Distributions to shareholders from:
Net investment income	(0.76)	(1.44)	(1.49)	(1.52)	(1.53)	(1.08)
Net asset value, end of period	$61.24	$44.67	$43.91	$45.20	$35.99	$26.06
Total return (e)	39.13%	5.12%	0.45%	30.31%	44.34%	81.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,756,309	$26,863,518	$35,460,368	$39,039,650	$33,531,192	$25,084,339
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	3.14%(f)	3.19%	3.23%	3.30%	4.14%	4.54%
Portfolio turnover rate (g)	2%(h)	10%	19%	8%	9%	14%

(a)
On December 4, 2025, the State Street Energy Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.

(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Financial Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$53.88	$45.31	$33.17	$30.31	$37.53	$24.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.44	0.73	0.66	0.67	0.68	0.61
Net realized and unrealized gain (loss) (c)	(4.49)	8.58	12.15	2.86	(7.21)	13.44
Total from investment operations	(4.05)	9.31	12.81	3.53	(6.53)	14.05
Net equalization credits and charges (b)	(0.01)	0.00 (d)	(0.01)	0.00 (d)	(0.02)	0.02
Distributions to shareholders from:
Net investment income	(0.44)	(0.74)	(0.66)	(0.67)	(0.67)	(0.60)
Net asset value, end of period	$49.38	$53.88	$45.31	$33.17	$30.31	$37.53
Total return (e)	(7.55)%	20.63%	38.82%	11.67%	(17.67)%	58.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,220,502	$54,144,460	$42,293,858	$30,598,309	$26,953,933	$40,412,690
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.68%(f)	1.45%	1.66%	1.97%	1.83%	1.80%
Portfolio turnover rate (g)	2%(h)	6%	3%	23%	4%	3%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of units. on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Health Care Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$139.23	$154.01	$128.72	$121.02	$127.26	$105.56
Income (loss) from investment operations:
Net investment income (loss) (b)	1.26	2.42	2.28	2.13	1.95	1.85
Net realized and unrealized gain (loss) (c)	7.36	(14.72)	25.32	7.69	(6.27)	21.65
Total from investment operations	8.62	(12.30)	27.60	9.82	(4.32)	23.50
Net equalization credits and charges (b)	0.01	(0.04)	(0.04)	0.01	0.04	0.01
Distributions to shareholders from:
Net investment income	(1.25)	(2.44)	(2.27)	(2.13)	(1.96)	(1.81)
Net asset value, end of period	$146.61	$139.23	$154.01	$128.72	$121.02	$127.26
Total return (d)	6.18%	(7.99)%	21.53%	8.10%	(3.47)%	22.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,772,392	$34,404,707	$41,830,223	$37,705,483	$35,805,067	$30,358,856
Ratios to average net assets:
Total expenses	0.07%(e)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.66%(e)	1.72%	1.60%	1.62%	1.48%	1.54%
Portfolio turnover rate (f)	1%(g)	2%	2%	3%	2%	4%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Industrial Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$154.29	$135.51	$101.34	$82.79	$97.77	$76.98
Income (loss) from investment operations:
Net investment income (loss) (b)	0.97	2.15	1.84	1.71	1.52	1.27
Net realized and unrealized gain (loss) (c)	7.46	18.78	34.18	18.56	(14.94)	20.81
Total from investment operations	8.43	20.93	36.02	20.27	(13.42)	22.08
Net equalization credits and charges (b)	0.01	(0.01)	(0.01)	(0.01)	(0.04)	0.01
Contribution from affiliate	—	—	—	0.00 (d)	—	—
Distributions to shareholders from:
Net investment income	(0.98)	(2.14)	(1.84)	(1.71)	(1.52)	(1.30)
Net asset value, end of period	$161.75	$154.29	$135.51	$101.34	$82.79	$97.77
Total return (e)	5.48%	15.60%	35.75%	24.50%(f)	(13.95)%	28.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,067,973	$23,918,969	$19,537,107	$14,412,862	$11,104,720	$17,367,182
Ratios to average net assets:
Total expenses	0.07%(g)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.21%(g)	1.53%	1.55%	1.69%	1.54%	1.33%
Portfolio turnover rate (h)	4%(i)	3%	7%	9%	7%	2%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The contribution from an affiliate had no impact on total return.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Materials Select Sector SPDR ETF
	Six Months Ended 3/31/26(a) (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$44.83	$48.21	$39.28	$33.99	$39.56	$31.81
Income (loss) from investment operations:
Net investment income (loss) (c)	0.44	0.88	0.78	0.80	0.82	0.73
Net realized and unrealized gain (loss) (d)	5.12	(3.42)	9.05	5.32	(5.51)	7.72
Total from investment operations	5.56	(2.54)	9.83	6.12	(4.69)	8.45
Net equalization credits and charges (c)	0.01	0.02	(0.02)	(0.01)	(0.03)	(0.00)(e)
Distributions to shareholders from:
Net investment income	(0.44)	(0.86)	(0.88)	(0.82)	(0.85)	(0.70)
Net asset value, end of period	$49.96	$44.83	$48.21	$39.28	$33.99	$39.56
Total return (f)	12.50%	(5.16)%	25.18%	17.97%	(12.23)%	26.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,590,163	$5,511,330	$5,555,902	$4,942,608	$4,702,427	$7,501,906
Ratios to average net assets:
Total expenses	0.07%(g)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	1.87%(g)	1.97%	1.79%	1.99%	1.97%	1.83%
Portfolio turnover rate (h)	13%(i)	29%	13%	3%	2%	5%

(a)
On December 4, 2025, the State Street Materials Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.

(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(e)	Amount is less than $0.005 per share.
(f)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Real Estate Select Sector SPDR ETF
	Six Months Ended 3/31/26 (Unaudited)	Year Ended 9/30/25	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)
Net asset value, beginning of period	$42.15	$44.67	$34.07	$36.00	$44.47	$35.30
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	1.16	1.20	1.20	0.86	0.85
Net realized and unrealized gain (loss) (c)	(1.29)	(2.29)	10.73	(1.79)	(7.99)	9.66
Total from investment operations	(0.60)	(1.13)	11.93	(0.59)	(7.13)	10.51
Net equalization credits and charges (b)	0.00 (d)	(0.00)(d)	0.05	(0.01)	0.03	0.05
Distributions to shareholders from:
Net investment income	(0.71)	(1.39)	(1.38)	(1.33)	(1.37)	(1.39)
Net asset value, end of period	$40.84	$42.15	$44.67	$34.07	$36.00	$44.47
Total return (e)	(1.41)%	(2.41)%	35.70%	(1.81)%	(16.46)%	30.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,398,415	$7,893,228	$8,303,552	$4,093,339	$4,612,173	$4,282,141
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	3.35%(f)	2.77%	3.07%	3.20%	1.90%	2.05%
Portfolio turnover rate (g)	5%(h)	8%	5%	9%	11%	4%

(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(d)	Amount is less than $0.005 per share.
(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Technology Select Sector SPDR ETF
	Six Months Ended 3/31/26(a) (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$141.01	$112.90	$81.95	$59.37	$74.68	$58.38
Income (loss) from investment operations:
Net investment income (loss) (c)	0.40	0.78	0.76	0.71	0.62	0.56
Net realized and unrealized gain (loss) (d)	(8.06)	28.09	30.96	22.57	(15.31)	16.30
Total from investment operations	(7.66)	28.87	31.72	23.28	(14.69)	16.86
Net equalization credits and charges (c)	(0.00)(e)	0.00 (e)	0.01	—	(0.00)(e)	(0.01)
Distributions to shareholders from:
Net investment income	(0.39)	(0.76)	(0.78)	(0.70)	(0.62)	(0.55)
Net asset value, end of period	$132.96	$141.01	$112.90	$81.95	$59.37	$74.68
Total return (f)	(5.45)%	25.68%	38.79%	39.34%	(19.82)%	28.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,237,866	$90,179,468	$70,090,741	$47,587,429	$35,656,531	$43,022,516
Ratios to average net assets:
Total expenses	0.07%(g)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	0.55%(g)	0.65%	0.75%	0.96%	0.83%	0.81%
Portfolio turnover rate (h)	5%(i)	5%	39%	19%	9%	4%

(a)
On December 4, 2025, the State Street Technology Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.

(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(e)	Amount is less than $0.005 per share.
(f)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Utilities Select Sector SPDR ETF
	Six Months Ended 3/31/26(a) (Unaudited)	Year Ended 9/30/25(a)	Year Ended 9/30/24(a)	Year Ended 9/30/23(a)	Year Ended 9/30/22(a)(b)	Year Ended 9/30/21(a)(b)
Net asset value, beginning of period	$43.62	$40.38	$29.47	$32.73	$31.94	$29.70
Income (loss) from investment operations:
Net investment income (loss) (c)	0.62	1.14	1.04	0.99	0.98	0.93
Net realized and unrealized gain (loss) (d)	2.25	3.27	10.97	(3.20)	0.81	2.31
Total from investment operations	2.87	4.41	12.01	(2.21)	1.79	3.24
Net equalization credits and charges (c)	0.02	(0.01)	0.01	0.01	0.02	(0.01)
Distributions to shareholders from:
Net investment income	(0.63)	(1.16)	(1.11)	(1.06)	(1.02)	(0.99)
Net asset value, end of period	$45.88	$43.62	$40.38	$29.47	$32.73	$31.94
Total return (e)	6.69%	11.18%	41.54%	(7.02)%	5.46%	10.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,249,196	$21,227,928	$18,501,150	$13,186,436	$16,119,053	$11,956,669
Ratios to average net assets:
Total expenses	0.07%(f)	0.08%	0.08%	0.09%	0.10%	0.11%
Net investment income (loss)	2.79%(f)	2.84%	3.13%	2.96%	2.76%	2.89%
Portfolio turnover rate (g)	1%(h)	2%	5%	3%	4%	3%

(a)
On December 4, 2025, the State Street Utilities Select Sector SPDR ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.

(b)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company, Ltd. The previous years were audited by another independent registered public accounting firm.
(c)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(d)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(e)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported.
Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

1. Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2026, the Trust consists of twenty-two (22) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):

State Street Communication Services Select Sector SPDR ETF (formerly The Communication Services Select Sector SPDR Fund)
State Street Consumer Discretionary Select Sector SPDR ETF (formerly The Consumer Discretionary Select Sector SPDR Fund)
State Street Consumer Staples Select Sector SPDR ETF (formerly The Consumer Staples Select Sector SPDR Fund)
State Street Energy Select Sector SPDR ETF (formerly The Energy Select Sector SPDR Fund)
State Street Financial Select Sector SPDR ETF (formerly The Financial Select Sector SPDR Fund)
State Street Health Care Select Sector SPDR ETF (formerly The Health Care Select Sector SPDR Fund)
State Street Industrial Select Sector SPDR ETF (formerly The Industrial Select Sector SPDR Fund)
State Street Materials Select Sector SPDR ETF (formerly The Materials Select Sector SPDR Fund)
State Street Real Estate Select Sector SPDR ETF (formerly The Real Estate Select Sector SPDR Fund)
State Street Technology Select Sector SPDR ETF (formerly The Technology Select Sector SPDR Fund)
State Street Utilities Select Sector SPDR ETF (formerly The Utilities Select Sector SPDR Fund)
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s total return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s total return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Fund's underlying benchmarks. Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or recoverable  as of March 31, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The Funds in the following  tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of March 31, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Energy Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$3,925,724	$—	$3,925,724
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	778,125	—	778,125
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	190,995	—	190,995

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$2,094,075	$—	$2,094,075
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	676,000	—	676,000
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	—	—	—	895,970	—	895,970
State Street Health Care Select Sector SPDR ETF
Futures Contracts	—	—	—	1,747,425	—	1,747,425
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	702,300	—	702,300
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	1,031,875	—	1,031,875
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	2,288,550	—	2,288,550
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	1,059,150	—	1,059,150

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$(1,402,973)	$—	$(1,402,973)
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,229,183)	—	(1,229,183)
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	—	—	—	2,082,595	—	2,082,595
State Street Energy Select Sector SPDR ETF
Futures Contracts	—	—	—	20,652,072	—	20,652,072
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	(6,157,897)	—	(6,157,897)
State Street Health Care Select Sector SPDR ETF
Futures Contracts	—	—	—	607,710	—	607,710
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	(431,789)	—	(431,789)
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	(412,958)	—	(412,958)
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	557,939	—	557,939
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	(717,278)	—	(717,278)
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	2,925,075	—	2,925,075

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Communication Services Select Sector SPDR ETF
Futures Contracts	$—	$—	$—	$(2,249,968)	$—	$(2,249,968)
State Street Consumer Discretionary Select Sector SPDR ETF
Futures Contracts	—	—	—	(773,980)	—	(773,980)
State Street Consumer Staples Select Sector SPDR ETF
Futures Contracts	—	—	—	135,596	—	135,596
State Street Energy Select Sector SPDR ETF
Futures Contracts	—	—	—	3,181,723	—	3,181,723
State Street Financial Select Sector SPDR ETF
Futures Contracts	—	—	—	670,837	—	670,837
State Street Health Care Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,749,322)	—	(1,749,322)
State Street Industrial Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,164,045)	—	(1,164,045)
State Street Materials Select Sector SPDR ETF
Futures Contracts	—	—	—	375,239	—	375,239
State Street Real Estate Select Sector SPDR ETF
Futures Contracts	—	—	—	(1,139,748)	—	(1,139,748)
State Street Technology Select Sector SPDR ETF
Futures Contracts	—	—	—	(5,549,742)	—	(5,549,742)
State Street Utilities Select Sector SPDR ETF
Futures Contracts	—	—	—	(2,006,989)	—	(2,006,989)
5. Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets of the Trust up to the next $100.0 billion of net assets; (viii) 0.0243% of average daily net assets of the Trust up to the next $100.0 billion of net assets; and 0.023% of average daily net assets on the remainder of net assets of the Trust.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

Effective January 1, 2026, the unitary fee structure was amended and is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.01495% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.01245% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.00995% of average daily net assets; (iv) over$100 billion - $250 billion of net assets of the Trust, 0.00395% of average daily net assets; and (v) over $250 billion of net assets of the Trust, 0.00245% of average daily net assets.
Prior to January 1, 2026, the unitary fee structure was calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $250 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $250 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2026, are disclosed in the Funds' respective Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6. Additional Expenses
Distributor
State Street Global Advisors Funds Distributors, LLC ("SSGA FD" or the "Distributor"), an affiliate of the Adviser, serves as the Distributor of the Trust. Prior to December 1, 2025, ALPS Portfolio Solutions Distributor, Inc. served as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. The Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. Each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Fees to S&P are generally paid quarterly.
7. Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2026, were as follows:
	Purchases	Sales
State Street Communication Services Select Sector SPDR ETF	$6,173,777,294	$6,311,578,707
State Street Consumer Discretionary Select Sector SPDR ETF	800,982,656	805,013,033
State Street Consumer Staples Select Sector SPDR ETF	710,509,450	678,605,451
State Street Energy Select Sector SPDR ETF	643,199,187	636,276,744
State Street Financial Select Sector SPDR ETF	858,050,378	872,979,570
State Street Health Care Select Sector SPDR ETF	251,659,666	295,164,020
State Street Industrial Select Sector SPDR ETF	930,786,998	961,470,341
State Street Materials Select Sector SPDR ETF	795,656,956	798,061,363
State Street Real Estate Select Sector SPDR ETF	405,911,100	410,332,621
State Street Technology Select Sector SPDR ETF	4,335,123,808	4,335,859,671
State Street Utilities Select Sector SPDR ETF	264,045,953	288,581,516
For the period ended March 31, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Communication Services Select Sector SPDR ETF	$5,567,283,923	$7,410,045,945	$2,531,876,289
State Street Consumer Discretionary Select Sector SPDR ETF	5,742,823,981	7,003,833,715	1,505,794,529
State Street Consumer Staples Select Sector SPDR ETF	10,778,901,440	12,004,146,551	876,107,705
State Street Energy Select Sector SPDR ETF	12,389,803,476	6,329,770,248	1,155,198,761
State Street Financial Select Sector SPDR ETF	28,024,988,774	29,393,794,880	2,935,108,005
State Street Health Care Select Sector SPDR ETF	10,043,268,569	7,429,412,370	1,187,516,466
State Street Industrial Select Sector SPDR ETF	9,636,440,174	6,704,045,588	1,468,580,903
State Street Materials Select Sector SPDR ETF	4,183,309,981	3,679,006,781	385,741,050
State Street Real Estate Select Sector SPDR ETF	2,106,890,535	2,354,671,127	257,193,785
State Street Technology Select Sector SPDR ETF	14,018,843,706	14,946,904,914	6,416,086,195
State Street Utilities Select Sector SPDR ETF	5,819,293,917	3,879,444,129	677,039,527

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

9. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2025, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of March 31, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Communication Services Select Sector SPDR ETF	$22,847,459,151	$2,530,004,476	$1,322,006,895	$1,207,997,581
State Street Consumer Discretionary Select Sector SPDR ETF	22,063,352,134	1,054,953,512	1,914,478,066	(859,524,554)
State Street Consumer Staples Select Sector SPDR ETF	18,139,189,756	356,368,745	3,016,357,641	(2,659,988,896)
State Street Energy Select Sector SPDR ETF	35,303,655,362	8,654,368,818	210,389,901	8,443,978,917
State Street Financial Select Sector SPDR ETF	53,137,500,338	662,540,921	5,542,562,313	(4,880,021,392)
State Street Health Care Select Sector SPDR ETF	44,606,968,198	2,569,059,961	8,282,804,033	(5,713,744,072)
State Street Industrial Select Sector SPDR ETF	27,084,990,348	3,235,605,756	2,271,745,310	963,860,446
State Street Materials Select Sector SPDR ETF	6,869,807,315	306,843,285	586,477,976	(279,634,691)
State Street Real Estate Select Sector SPDR ETF	8,381,909,768	404,103,107	1,412,101,297	(1,007,998,190)
State Street Technology Select Sector SPDR ETF	71,806,233,432	17,595,742,967	5,157,795,996	12,437,946,971
State Street Utilities Select Sector SPDR ETF	22,684,976,042	2,079,315,720	512,378,243	1,566,937,477
11. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Communication Services Select Sector SPDR ETF	$220,433,772	$176,239,588	$47,270,710	$223,510,298
State Street Consumer Discretionary Select Sector SPDR ETF	355,877,502	—	344,097,014	344,097,014
State Street Consumer Staples Select Sector SPDR ETF	176,907,707	49,011,264	131,986,050	180,997,314
State Street Energy Select Sector SPDR ETF	199,453,151	285,997	203,457,685	203,743,682
State Street Financial Select Sector SPDR ETF	610,042,683	55,723,640	542,970,611	598,694,251
State Street Health Care Select Sector SPDR ETF	444,206,587	153,893,837	285,438,208	439,332,045
State Street Industrial Select Sector SPDR ETF	180,083,649	—	177,342,843	177,342,843
State Street Materials Select Sector SPDR ETF	305,853,127	4,761,354	305,703,142	310,464,496
State Street Technology Select Sector SPDR ETF	642,663,939	23,415,501	594,928,886	618,344,387
State Street Utilities Select Sector SPDR ETF	94,730,913	28,225,696	68,424,450	96,650,146

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2026:
		Remaining Contractual Maturity of the Agreements as of March 31, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Communication Services Select Sector SPDR ETF	Common Stocks	$176,239,588	$—	$—	$—	$176,239,588	$176,239,588
State Street Consumer Staples Select Sector SPDR ETF	Common Stocks	49,011,264	—	—	—	49,011,264	49,011,264
State Street Energy Select Sector SPDR ETF	Common Stocks	285,997	—	—	—	285,997	285,997
State Street Financial Select Sector SPDR ETF	Common Stocks	55,723,640	—	—	—	55,723,640	55,723,640
State Street Health Care Select Sector SPDR ETF	Common Stocks	153,893,837	—	—	—	153,893,837	153,893,837
State Street Materials Select Sector SPDR ETF	Common Stocks	4,761,354	—	—	—	4,761,354	4,761,354
State Street Technology Select Sector SPDR ETF	Common Stocks	23,415,501	—	—	—	23,415,501	23,415,501

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of March 31, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Utilities Select Sector SPDR ETF	Common Stocks	$28,225,696	$—	$—	$—	$28,225,696	$28,225,696
12. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
13. Stock Split
On November 20, 2025, State Street Investment Management announced 2-for-1 share splits on the five State Street Select Sector SPDR ETF listed below. Share splits increase the number of shares outstanding and decrease the fund share price. The aggregate market value of shares outstanding will not be impacted. The share splits apply to shareholders of record as of market close on December 2, 2025, and are payable after market close on December 4, 2025. The Statements of Assets and Liabilities, the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been retroactively adjusted to give effect to the share splits.
State Street Consumer Discretionary Select Sector SPDR ETF
State Street Energy Select Sector SPDR ETF
State Street Materials Select Sector SPDR ETF
State Street Technology Select Sector SPDR ETF
State Street Utilities Select Sector SPDR ETF

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2026 (Unaudited)

14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 4, 2026